UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-04254

Legg Mason Partners Income Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: December 31

Date of reporting period: June 30, 2018

ITEM 1.	REPORT TO STOCKHOLDERS.

The Semi-Annual Report to Stockholders is filed herewith.

Semi-Annual Report	June 30, 2018

WESTERN ASSET

CORPORATE BOND FUND

INVESTMENT PRODUCTS: NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

Fund objective

The Fund seeks to maximize total return, consistent with prudent investment management. Total return consists of income and capital appreciation.

Letter from the president

Dear Shareholder,

We are pleased to provide the semi-annual report of Western Asset Corporate Bond Fund for the six-month reporting period ended June 30, 2018. Please read on for Fund performance information and a detailed look at prevailing economic and market conditions during the Fund’s reporting period.

As always, we remain committed to providing you with excellent service and a full spectrum of investment choices. We also remain committed to supplementing the support you receive from your financial advisor. One way we accomplish this is through our website, www.leggmason.com. Here you can gain immediate access to market and investment information, including:

•	Fund prices and performance,

•	Market insights and commentaries from our portfolio managers, and

•	A host of educational resources.

We look forward to helping you meet your financial goals.

Sincerely,

Jane Trust, CFA

President and Chief Executive Officer

July 27, 2018

II	Western Asset Corporate Bond Fund

Investment commentary

Economic review

Economic activity in the U.S. was mixed during the six months ended June 30, 2018 (the “reporting period”). Looking back, the U.S. Department of Commerce reported that revised fourth quarter 2017 U.S. gross domestic product (“GDP”)i growth was 2.3%. GDP growth then moderated to a revised 2.2% during the first quarter of 2018. Finally, the U.S. Department of Commerce’s initial reading for second quarter 2018 GDP growth — released after the reporting period ended — was 4.1%. The acceleration in GDP growth in the second quarter reflected positive contributions from personal consumption expenditures (“PCE”), exports, nonresidential fixed investment, federal government spending and state and local government spending. These were partly offset by negative contributions from private inventory investment and residential fixed investment. Imports, which are a subtraction in the calculation of GDP, increased.

Job growth in the U.S. was solid overall and supported the economy during the reporting period. When the reporting period ended on June 30, 2018, the unemployment rate was 4.0%, as reported by the U.S. Department of Labor. While the unemployment rate ticked up from 3.8% to 4.0% in June, the increase was largely attributed to an increase in the workforce participation rate. The percentage of longer-term unemployed moved higher during the reporting period. In June 2018, 23.0% of Americans looking for a job had been out of work for more than six months, versus 21.5% when the period began.

Western Asset Corporate Bond Fund	III

Investment commentary (cont’d)

Market review

Q. How did the Federal Reserve Board (the “Fed”)ii respond to the economic environment?

A. The Fed increased the federal funds rateiii twice during the reporting period. Looking back, at its meeting that concluded on September 20, 2017 — before the reporting period began — the Fed kept rates on hold, but reiterated its intention to begin reducing its balance sheet. At its meeting that ended on December 13, 2017, the Fed raised rates to a range between 1.25% and 1.50%. As expected, the Fed kept rates on hold at its meeting that concluded on January 31, 2018. However, at its meeting that ended on March 21, 2018, the Fed again raised the federal funds rate, moving it to a range between 1.50% and 1.75%. Finally, at its meeting that concluded on June 13, 2018, the Fed raised the federal funds rate to a range between 1.75% and 2.00%.

Q. Did Treasury yields trend higher or lower during the reporting period?

A. Both short-term and longer-term Treasury yields moved higher during the six-month reporting period ended June 30, 2018. The yield for the two-year Treasury note began the reporting period at 1.89% — the low for the period — and ended the period at 2.52%. The peak for the period of 2.59% occurred on several occasions in May and June 2018. The yield for the ten-year Treasury began the reporting period at 2.40% — the low for the period — and ended the period at 2.85%. The high for the period of 3.11% took place on May 17, 2018.

Q. What factors impacted the spread sectors (non-Treasuries) during the reporting period?

A. Most spread sectors generally posted weak results during the reporting period. Performance fluctuated given changing expectations for global growth, uncertainties regarding future central bank monetary policy and concerns over a global trade war. All told, the broad U.S. bond market, as measured by the Bloomberg Barclays U.S. Aggregate Indexiv, returned -1.62% during the six-month reporting period ended June 30, 2018.

Q. How did the high-yield bond market perform over the reporting period?

A. The U.S. high-yield bond market, as measured by the Bloomberg Barclays U.S. Corporate High Yield — 2% Issuer Cap Indexv, returned 0.16% for the six months ended June 30, 2018. The high-yield market posted a modest gain during the first month of the reporting period. Those gains were then erased in February and March 2018. This turnaround was triggered by a number of factors, including fears that the Fed may take a more aggressive approach to rate hikes, trade war concerns and high-profile issues in the technology industry. However, the high yield market then rallied in April, was relatively flat in May and moved higher in June 2018.

Performance review

For the six months ended June 30, 2018, Class A shares of Western Asset Corporate Bond Fund, excluding sales charges,

IV	Western Asset Corporate Bond Fund

returned -3.85%. The Fund’s unmanaged benchmark, the Bloomberg Barclays U.S. Credit Indexvi, returned -2.99% for the same period. The Lipper Corporate Debt Funds BBB-Rated Category Average1 returned -2.90% over the same time frame.

Performance Snapshot as of June 30, 2018 (unaudited)
(excluding sales charges)	6 months
Western Asset Corporate Bond Fund:
Class A	-3.85%
Class C	-4.16%
Class C1[2]	-4.02%
Class I	-3.69%
Class P	-3.86%
Bloomberg Barclays U.S. Credit Index	-2.99%
Lipper Corporate Debt Funds BBB-Rated Category Average[1]	-2.90%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Principal value, investment returns and yields will fluctuate and investors’ shares when redeemed, may be worth more or less than their original cost. To obtain performance data current to the most recent month-end, please visit our website at www.leggmason.com/mutualfunds.

All share class returns assume the reinvestment of all distributions, including returns of capital, if any, at net asset value and the deduction of all Fund expenses. Returns have not been adjusted to include sales charges that may apply or the deduction of taxes that a shareholder would pay on Fund distributions. If sales charges were reflected, the performance quoted would be lower. Performance figures for periods shorter than one year represent cumulative figures and are not annualized.

The 30-Day SEC Yields for the period ended June 30, 2018 for Class A, Class C, Class C1, Class I and Class P shares were 3.70%, 3.20%, 3.42%, 4.23%, and 3.68%, respectively. Absent fee waivers and/or expense reimbursements, the 30-Day SEC Yields for Class A and Class C1 shares were 3.69% and 3.40%, respectively. The 30-Day SEC Yield, calculated pursuant to the standard SEC formula, is based on a Fund’s investments over an annualized trailing 30-day period, and not on the distributions paid by the Fund, which may differ.

Total Annual Operating Expenses (unaudited)

As of the Fund’s current prospectus dated May 1, 2018, the gross total annual operating expense ratios for Class A, Class C, Class C1, Class I and Class P shares were 0.94%, 1.64%, 1.39%, 0.63%, and 1.12%, respectively.

Actual expenses may be higher. For example, expenses may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile.

As always, thank you for your confidence in our stewardship of your assets.

Sincerely,

Jane Trust, CFA

President and Chief Executive Officer

July 27, 2018

[1]

Lipper, Inc., a wholly-owned subsidiary of Reuters, provides independent insight on global collective investments. Returns are based on the six-month period ended June 30, 2018, including the reinvestment of all distributions, including returns of capital, if any, calculated among the 264 funds in the Fund’s Lipper category, and excluding sales charges, if any.

[2]

Class C1 shares are not available for purchase by new or existing investors (except for certain retirement plan programs authorized by the Fund’s distributor). Class C1 shares continue to be available for dividend reinvestment and incoming exchanges.

Western Asset Corporate Bond Fund	V

Investment commentary (cont’d)

RISKS: The Fund is subject to interest rate and credit risks. As interest rates rise, bond prices fall, reducing the value of the Fund’s share price. High yield bonds, also known as “junk” bonds, possess greater price volatility, illiquidity and possibility of default than higher grade bonds. Foreign investments are subject to special risks including currency fluctuations and social, economic and political uncertainties, which could increase volatility. These risks are magnified in emerging markets. The Fund may use derivatives, such as options and futures, which can be illiquid, may disproportionately increase losses, and have a potentially large impact on Fund performance. Please see the Fund’s prospectus for a more complete discussion of these and other risks and the Fund’s investment strategies.

All investments are subject to risk including the possible loss of principal. Past performance is no guarantee of future results. All index performance reflects no deduction for fees, expenses or taxes. Please note that an investor cannot invest directly in an index.

The information provided is not intended to be a forecast of future events, a guarantee of future results or investment advice. Views expressed may differ from those of the firm as a whole.

[i]	Gross domestic product (“GDP”) is the market value ot all final goods and services produced within a country in a given period of time.

ii

The Federal Reserve Board (the “Fed”) is responsible for the formulation of U.S. policies designed to promote economic growth, full employment, stable prices and a sustainable pattern of international trade and payments.

iii

The federal funds rate is the rate charged by one depository institution on an overnight sale of immediately available funds (balances at the Federal Reserve) to another depository institution; the rate may vary from depository institution to depository institution and from day to day.

iv

The Bloomberg Barclays U.S. Aggregate Index is a broad-based bond index comprised of government, corporate, mortgage- and asset-backed issues, rated investment grade or higher, and having at least one year to maturity.

[v]

The Bloomberg Barclays U.S. Corporate High Yield — 2% Issuer Cap Index is an index of the 2% Issuer Cap component of the Bloomberg Barclays U.S. Corporate High Yield Index, which covers the U.S. dollar-denominated, non-investment grade, fixed-rate, taxable corporate bond market.

vi	The Bloomberg Barclays U.S. Credit Index is an index composed of corporate and non-corporate debt issues that are investment grade (rated Baa3/BBB- or higher).

VI	Western Asset Corporate Bond Fund

Fund at a glance† (unaudited)

Investment breakdown (%) as a percent of total investments

†

The bar graph above represents the composition of the Fund’s investments as of June 30, 2018 and December 31, 2017 and does not include derivatives, such as futures contracts, written options, swap contracts and forward foreign currency contracts. The Fund is actively managed. As a result, the composition of the Fund’s investments is subject to change at any time.

‡	Represents less than 0.1%.

Western Asset Corporate Bond Fund 2018 Semi-Annual Report	1

Fund expenses (unaudited)

Example

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including front-end and back-end sales charges (loads) on purchase payments; and (2) ongoing costs, including management fees; service and/or distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on January 1, 2018 and held for the six months ended June 30, 2018.

Actual expenses

The table below titled “Based on Actual Total Return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

Hypothetical example for comparison purposes

The table below titled “Based on Hypothetical Total Return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or back-end sales charges (loads). Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Based on actual total return[1]						Based on hypothetical total return[1]
	Actual Total Return Without Sales Charge[2]	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period[3]		Hypothetical Annualized Total Return	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period[3]
Class A	-3.85%	$1,000.00	$961.50	0.95%	$4.62	Class A	5.00%	$1,000.00	$1,020.08	0.95%	$4.76
Class C	-4.16	1,000.00	958.40	1.60	7.77	Class C	5.00	1,000.00	1,016.86	1.60	8.00
Class C1	-4.02	1,000.00	959.80	1.40	6.80	Class C1	5.00	1,000.00	1,017.85	1.40	7.00
Class I	-3.69	1,000.00	963.10	0.60	2.92	Class I	5.00	1,000.00	1,021.82	0.60	3.01
Class P	-3.86	1,000.00	961.40	1.11	5.40	Class P	5.00	1,000.00	1,019.29	1.11	5.56

2	Western Asset Corporate Bond Fund 2018 Semi-Annual Report

[1]	For the six months ended June 30, 2018.

[2]

Assumes the reinvestment of all distributions, including returns of capital, if any, at net asset value and does not reflect the deduction of the applicable sales charge with respect to Class A shares or the applicable contingent deferred sales charge (“CDSC”) with respect to Class C and Class C1 shares. Total return is not annualized, as it may not be representative of the total return for the year. Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]

Expenses (net of compensating balance arrangements, fee waivers and/or expense reimbursements) are equal to each class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (181), then divided by 365.

Western Asset Corporate Bond Fund 2018 Semi-Annual Report	3

Spread duration (unaudited)

Economic exposure — June 30, 2018

Spread duration measures the sensitivity to changes in spreads. The spread over Treasuries is the annual risk-premium demanded by investors to hold non-Treasury securities. Spread duration is quantified as the % change in price resulting from a 100 basis points change in spreads. For a security with positive spread duration, an increase in spreads would result in a price decline and a decline in spreads would result in a price increase. This chart highlights the market sector exposure of the Fund’s sectors relative to the selected benchmark sectors as of the end of the reporting period.

ABS	— Asset-Backed Securities
Benchmark	— Bloomberg Barclays U.S. Credit Index
EM	— Emerging Markets
HY	— High Yield
IG Credit	— Investment Grade Credit
MBS	— Mortgage-Backed Securities
WA Corp. Bond	— Western Asset Corporate Bond Fund

4	Western Asset Corporate Bond Fund 2018 Semi-Annual Report

Effective duration (unaudited)

Interest rate exposure — June 30, 2018

Effective duration measures the sensitivity to changes in relevant interest rates. Effective duration is quantified as the % change in price resulting from a 100 basis points change in interest rates. For a security with positive effective duration, an increase in interest rates would result in a price decline and a decline in interest rates would result in a price increase. This chart highlights the interest rate exposure of the Fund’s sectors relative to the selected benchmark sectors as of the end of the reporting period.

ABS	— Asset-Backed Securities
Benchmark	— Bloomberg Barclays U.S. Credit Index
EM	— Emerging Markets
HY	— High Yield
IG Credit	— Investment Grade Credit
MBS	— Mortgage-Backed Securities
WA Corp. Bond	— Western Asset Corporate Bond Fund

Western Asset Corporate Bond Fund 2018 Semi-Annual Report	5

Schedule of investments (unaudited)

June 30, 2018

Western Asset Corporate Bond Fund

Security	Rate	Maturity Date	Face Amount†	Value
Corporate Bonds & Notes — 89.2%
Consumer Discretionary — 9.1%
Auto Components — 1.2%
ZF North America Capital Inc., Senior Notes	4.000%	4/29/20	2,370,000	$2,388,176	(a)
ZF North America Capital Inc., Senior Notes	4.500%	4/29/22	360,000	366,842	(a)
ZF North America Capital Inc., Senior Notes	4.750%	4/29/25	3,330,000	3,334,369	(a)
Total Auto Components				6,089,387
Automobiles — 1.4%
Ford Motor Co., Senior Bonds	9.215%	9/15/21	1,335,000	1,552,726
Ford Motor Credit Co., LLC, Senior Notes	8.125%	1/15/20	1,470,000	1,574,774
General Motors Co., Senior Notes	4.875%	10/2/23	770,000	792,500
General Motors Co., Senior Notes	6.600%	4/1/36	460,000	499,182
General Motors Co., Senior Notes	6.750%	4/1/46	860,000	955,868
General Motors Financial Co. Inc., Senior Notes	4.375%	9/25/21	1,580,000	1,611,661
General Motors Financial Co. Inc., Senior Notes	3.450%	4/10/22	50,000	49,174
Total Automobiles				7,035,885
Diversified Consumer Services — 0.3%
Prime Security Services Borrower LLC/Prime Finance Inc., Secured Notes	9.250%	5/15/23	1,380,000	1,472,736	(a)
Hotels, Restaurants & Leisure — 1.3%
GLP Capital LP/GLP Financing II Inc., Senior Notes	4.875%	11/1/20	2,210,000	2,240,388
GLP Capital LP/GLP Financing II Inc., Senior Notes	5.250%	6/1/25	610,000	613,050
GLP Capital LP/GLP Financing II Inc., Senior Notes	5.375%	4/15/26	560,000	555,800
GLP Capital LP/GLP Financing II Inc., Senior Notes	5.750%	6/1/28	460,000	465,750
McDonald’s Corp., Senior Notes	3.700%	1/30/26	690,000	686,187
McDonald’s Corp., Senior Notes	4.450%	3/1/47	660,000	653,924
NCL Corp. Ltd., Senior Notes	4.750%	12/15/21	1,009,000	1,009,000	(a)
Total Hotels, Restaurants & Leisure				6,224,099
Household Durables — 0.6%
Lennar Corp., Senior Notes	4.500%	4/30/24	490,000	473,487
Newell Brands, Inc., Senior Notes	3.150%	4/1/21	1,040,000	1,031,020
Newell Brands, Inc., Senior Notes	4.200%	4/1/26	1,580,000	1,527,860
Total Household Durables				3,032,367
Internet & Direct Marketing Retail — 0.3%
Amazon.com Inc., Senior Notes	3.150%	8/22/27	860,000	825,228
Amazon.com Inc., Senior Notes	3.875%	8/22/37	720,000	705,150
Total Internet & Direct Marketing Retail				1,530,378

See Notes to Financial Statements.

6	Western Asset Corporate Bond Fund 2018 Semi-Annual Report

Western Asset Corporate Bond Fund

Security	Rate	Maturity Date	Face Amount†	Value
Media — 2.9%
21st Century Fox America Inc., Senior Notes	6.200%	12/15/34	70,000	$82,908
21st Century Fox America Inc., Senior Notes	6.400%	12/15/35	90,000	108,260
21st Century Fox America Inc., Senior Notes	6.650%	11/15/37	160,000	199,187
21st Century Fox America Inc., Senior Notes	5.400%	10/1/43	690,000	765,516
21st Century Fox America Inc., Senior Notes	4.950%	10/15/45	30,000	31,441
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	5.125%	5/1/27	1,230,000	1,153,894	(a)
Charter Communications Operating LLC/Charter Communications Operating Capital, Senior Secured Notes	3.750%	2/15/28	1,070,000	970,966
Charter Communications Operating LLC/Charter Communications Operating Capital, Senior Secured Notes	4.200%	3/15/28	40,000	37,520
Charter Communications Operating LLC/Charter Communications Operating Capital, Senior Secured Notes	5.375%	5/1/47	490,000	446,516
Charter Communications Operating LLC/Charter Communications Operating Capital, Senior Secured Notes	5.750%	4/1/48	1,980,000	1,923,568
Comcast Cable Communications Holdings Inc., Senior Notes	9.455%	11/15/22	529,000	650,672
Comcast Corp., Senior Notes	3.150%	3/1/26	1,390,000	1,306,573
Comcast Corp., Senior Notes	3.150%	2/15/28	1,840,000	1,702,640
Comcast Corp., Senior Notes	4.200%	8/15/34	100,000	95,658
Comcast Corp., Senior Notes	3.969%	11/1/47	200,000	176,606
Comcast Corp., Senior Notes	4.000%	3/1/48	40,000	35,328
TCI Communications Inc., Senior Notes	7.125%	2/15/28	180,000	218,516
Time Warner Cable LLC, Senior Secured Notes	6.550%	5/1/37	610,000	648,908
Time Warner Cable LLC, Senior Secured Notes	7.300%	7/1/38	1,030,000	1,170,741
Time Warner Entertainment Co. LP, Senior Secured Notes	8.375%	7/15/33	910,000	1,126,102
UBM PLC, Senior Notes	5.750%	11/3/20	745,000	760,132	(a)
Warner Media LLC, Senior Notes	3.800%	2/15/27	830,000	785,247
Total Media				14,396,899
Multiline Retail — 0.7%
Dollar Tree Inc., Senior Notes	3.700%	5/15/23	2,070,000	2,053,687
Dollar Tree Inc., Senior Notes	4.200%	5/15/28	1,420,000	1,373,413
Total Multiline Retail				3,427,100
Specialty Retail — 0.3%
Home Depot Inc., Senior Notes	2.125%	9/15/26	600,000	535,745
Lowe’s Cos. Inc., Senior Notes	4.250%	9/15/44	20,000	19,423
TJX Cos. Inc., Senior Notes	2.250%	9/15/26	1,050,000	937,366
Total Specialty Retail				1,492,534
Textiles, Apparel & Luxury Goods — 0.1%
Tapestry Inc., Senior Notes	3.000%	7/15/22	480,000	464,962
Total Consumer Discretionary				45,166,347

See Notes to Financial Statements.

Western Asset Corporate Bond Fund 2018 Semi-Annual Report	7

Schedule of investments (unaudited) (cont’d)

June 30, 2018

Western Asset Corporate Bond Fund

Security	Rate	Maturity Date	Face Amount†	Value
Consumer Staples — 5.4%
Beverages — 2.8%
Anheuser-Busch InBev Finance Inc., Senior Notes	3.650%	2/1/26	340,000	$333,168
Anheuser-Busch InBev Finance Inc., Senior Notes	4.900%	2/1/46	1,290,000	1,331,625
Anheuser-Busch InBev Worldwide Inc., Senior Notes	3.500%	1/12/24	5,550,000	5,522,599
Anheuser-Busch InBev Worldwide Inc., Senior Notes	4.000%	4/13/28	100,000	99,968
Anheuser-Busch InBev Worldwide Inc., Senior Notes	4.600%	4/15/48	5,360,000	5,302,184
Constellation Brands Inc., Senior Notes	3.700%	12/6/26	160,000	154,667
Constellation Brands Inc., Senior Notes	3.500%	5/9/27	60,000	56,939
Molson Coors Brewing Co., Senior Notes	3.000%	7/15/26	590,000	536,879
PepsiCo, Inc., Senior Notes	3.600%	3/1/24	360,000	364,308
Total Beverages				13,702,337
Food & Staples Retailing — 0.8%
Costco Wholesale Corp., Senior Notes	2.300%	5/18/22	630,000	612,195
Costco Wholesale Corp., Senior Notes	3.000%	5/18/27	630,000	602,128
Kroger Co. (The), Senior Notes	2.650%	10/15/26	690,000	611,940
Kroger Co. (The), Senior Notes	3.700%	8/1/27	280,000	266,769
Walgreens Boots Alliance, Inc., Senior Notes	3.450%	6/1/26	890,000	830,939
Walmart Inc., Senior Notes	4.050%	6/29/48	830,000	837,959
Total Food & Staples Retailing				3,761,930
Food Products — 0.3%
Kraft Heinz Foods Co., Senior Notes	3.500%	7/15/22	80,000	79,144
Kraft Heinz Foods Co., Senior Notes	4.000%	6/15/23	20,000	19,963
Kraft Heinz Foods Co., Senior Notes	3.000%	6/1/26	70,000	63,145
Kraft Heinz Foods Co., Senior Notes	7.125%	8/1/39	50,000	60,862	(a)
Kraft Heinz Foods Co., Senior Notes	5.000%	6/4/42	240,000	229,911
Kraft Heinz Foods Co., Senior Notes	5.200%	7/15/45	690,000	673,649
Smithfield Foods Inc., Senior Notes	3.350%	2/1/22	530,000	512,211	(a)
Total Food Products				1,638,885
Household Products — 0.1%
Procter & Gamble Co., Senior Notes	3.500%	10/25/47	400,000	367,723
Tobacco — 1.4%
Altria Group Inc., Senior Notes	9.250%	8/6/19	1,440,000	1,538,429
Altria Group Inc., Senior Notes	2.850%	8/9/22	470,000	459,164
Altria Group Inc., Senior Notes	4.250%	8/9/42	60,000	56,101
Altria Group Inc., Senior Notes	3.875%	9/16/46	200,000	176,164
BAT Capital Corp., Senior Notes	3.557%	8/15/27	1,400,000	1,305,052	(a)
Philip Morris International Inc., Senior Notes	6.375%	5/16/38	640,000	774,891

See Notes to Financial Statements.

8	Western Asset Corporate Bond Fund 2018 Semi-Annual Report

Western Asset Corporate Bond Fund

Security	Rate	Maturity Date	Face Amount†	Value
Tobacco — continued
Reynolds American Inc., Senior Notes	8.125%	6/23/19	1,457,000	$1,527,588
Reynolds American Inc., Senior Notes	8.125%	5/1/40	960,000	1,307,035
Total Tobacco				7,144,424
Total Consumer Staples				26,615,299
Energy — 13.0%
Energy Equipment & Services — 1.3%
ENSCO International Inc., Senior Notes	7.200%	11/15/27	320,000	292,800
Ensco PLC, Senior Notes	5.200%	3/15/25	460,000	383,525
Halliburton Co., Senior Notes	3.500%	8/1/23	420,000	418,675
Halliburton Co., Senior Notes	5.000%	11/15/45	870,000	930,438
Petrofac Ltd., Senior Notes	3.400%	10/10/18	4,210,000	4,194,213	(a)
Pride International Inc., Senior Notes	7.875%	8/15/40	60,000	54,150
Total Energy Equipment & Services				6,273,801
Oil, Gas & Consumable Fuels — 11.7%
Anadarko Petroleum Corp., Senior Notes	3.450%	7/15/24	480,000	461,849
Anadarko Petroleum Corp., Senior Notes	5.550%	3/15/26	1,390,000	1,491,967
Anadarko Petroleum Corp., Senior Notes	6.450%	9/15/36	1,860,000	2,155,556
Anadarko Petroleum Corp., Senior Notes	7.950%	6/15/39	220,000	290,175
Anadarko Petroleum Corp., Senior Notes	6.600%	3/15/46	700,000	844,214
Apache Corp., Senior Notes	5.100%	9/1/40	230,000	227,046
Apache Corp., Senior Notes	4.750%	4/15/43	1,270,000	1,211,309
BP Capital Markets PLC, Senior Bonds	3.119%	5/4/26	1,220,000	1,167,002
BP Capital Markets PLC, Senior Notes	3.216%	11/28/23	470,000	461,328
BP Capital Markets PLC, Senior Notes	3.723%	11/28/28	950,000	948,816
Cenovus Energy, Inc., Senior Notes	5.250%	6/15/37	270,000	267,491
Concho Resources Inc., Senior Notes	4.300%	8/15/28	650,000	652,812	(b)
Continental Resources Inc., Senior Notes	4.375%	1/15/28	980,000	976,139
Devon Energy Corp., Senior Notes	3.250%	5/15/22	1,070,000	1,052,776
Devon Energy Corp., Senior Notes	5.600%	7/15/41	150,000	162,333
Devon Energy Corp., Senior Notes	5.000%	6/15/45	690,000	704,511
Dominion Energy Inc., Junior Subordinated Notes	2.579%	7/1/20	870,000	857,653
Dominion Energy Inc., Senior Notes	2.850%	8/15/26	830,000	752,923
Ecopetrol SA, Senior Notes	5.375%	6/26/26	820,000	843,370
Ecopetrol SA, Senior Notes	5.875%	5/28/45	1,029,000	979,814
Energy Transfer Partners LP, Senior Notes	4.200%	9/15/23	1,780,000	1,781,185
Enterprise Products Operating LLC, Junior Subordinated Notes (5.375% to 2/15/28 then 3 mo. USD LIBOR + 2.570%)	5.375%	2/15/78	1,940,000	1,775,964	(c)
Enterprise Products Operating LLC, Senior Notes	4.250%	2/15/48	930,000	868,829

See Notes to Financial Statements.

Western Asset Corporate Bond Fund 2018 Semi-Annual Report	9

Schedule of investments (unaudited) (cont’d)

June 30, 2018

Western Asset Corporate Bond Fund

Security	Rate	Maturity Date	Face Amount†	Value
Oil, Gas & Consumable Fuels — continued
EOG Resources, Inc., Senior Notes	4.150%	1/15/26	910,000	$932,197
Exxon Mobil Corp., Senior Notes	4.114%	3/1/46	560,000	571,394
Hess Corp., Senior Notes	7.875%	10/1/29	107,000	130,347
KazMunayGas National Co. JSC, Senior Notes	5.375%	4/24/30	1,300,000	1,307,332	(a)
KazMunayGas National Co. JSC, Senior Notes	6.375%	10/24/48	620,000	627,673	(a)
Kerr-McGee Corp., Senior Notes	6.950%	7/1/24	1,306,000	1,483,679
Kerr-McGee Corp., Senior Notes	7.125%	10/15/27	550,000	619,502
Kerr-McGee Corp., Senior Notes	7.875%	9/15/31	240,000	305,024
Kinder Morgan Energy Partners LP, Senior Notes	5.625%	9/1/41	350,000	349,746
Kinder Morgan Inc., Senior Notes	5.300%	12/1/34	270,000	268,132
Lukoil International Finance BV, Senior Notes	4.750%	11/2/26	790,000	783,984	(a)
MPLX LP, Senior Notes	4.500%	4/15/38	1,330,000	1,232,357
NGPL PipeCo LLC, Senior Notes	4.375%	8/15/22	120,000	119,250	(a)
NGPL PipeCo LLC, Senior Notes	4.875%	8/15/27	120,000	118,950	(a)
Noble Energy Inc., Senior Notes	3.850%	1/15/28	1,450,000	1,388,400
Noble Energy Inc., Senior Notes	6.000%	3/1/41	170,000	187,571
Noble Energy Inc., Senior Notes	5.250%	11/15/43	190,000	193,979
Northwest Pipeline LLC, Senior Notes	4.000%	4/1/27	2,010,000	1,934,168
Occidental Petroleum Corp., Senior Notes	3.400%	4/15/26	1,120,000	1,095,619
Occidental Petroleum Corp., Senior Notes	3.000%	2/15/27	630,000	595,730
Occidental Petroleum Corp., Senior Notes	4.625%	6/15/45	610,000	639,372
Occidental Petroleum Corp., Senior Notes	4.400%	4/15/46	60,000	60,694
Occidental Petroleum Corp., Senior Notes	4.100%	2/15/47	440,000	431,019
Petrobras Global Finance BV, Senior Notes	7.375%	1/17/27	1,110,000	1,111,388
Petroleos Mexicanos, Senior Notes	6.875%	8/4/26	980,000	1,032,430
Petroleos Mexicanos, Senior Notes	6.500%	3/13/27	1,370,000	1,406,538
Petroleos Mexicanos, Senior Notes	6.625%	6/15/35	2,151,000	2,110,669
Range Resources Corp., Senior Notes	4.875%	5/15/25	300,000	282,750
Shell International Finance BV, Senior Notes	2.875%	5/10/26	210,000	199,766
Shell International Finance BV, Senior Notes	4.375%	5/11/45	1,680,000	1,725,907
Sunoco Logistics Partners Operations LP, Senior Notes	3.900%	7/15/26	1,050,000	984,525
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Senior Notes	4.125%	11/15/19	950,000	952,375
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Senior Notes	4.250%	11/15/23	680,000	654,500
Tennessee Gas Pipeline Co., LLC, Senior Notes	7.000%	3/15/27	820,000	942,127
Transcontinental Gas Pipe Line Co., LLC, Senior Notes	7.850%	2/1/26	1,765,000	2,142,149
Transcontinental Gas Pipe Line Co., LLC, Senior Notes	4.450%	8/1/42	1,670,000	1,585,266

See Notes to Financial Statements.

10	Western Asset Corporate Bond Fund 2018 Semi-Annual Report

Western Asset Corporate Bond Fund

Security	Rate	Maturity Date	Face Amount†	Value
Oil, Gas & Consumable Fuels — continued
Western Gas Partners LP, Senior Notes	4.650%	7/1/26	1,870,000	$1,840,084
Williams Cos. Inc., Senior Notes	7.875%	9/1/21	1,034,000	1,155,495
Williams Cos. Inc., Senior Notes	4.550%	6/24/24	1,020,000	1,025,100
Williams Cos. Inc., Senior Notes	7.500%	1/15/31	1,070,000	1,277,954
Williams Cos. Inc., Senior Notes	8.750%	3/15/32	630,000	815,441
YPF SA, Senior Notes	8.500%	3/23/21	870,000	886,530	(a)
Total Oil, Gas & Consumable Fuels				58,442,175
Total Energy				64,715,976
Financials — 25.2%
Banks — 18.3%
Banco Bilbao Vizcaya Argentaria SA, Junior Subordinated Notes (6.125% to 11/16/27 then USD 5 year Swap Rate + 3.870%)	6.125%	11/16/27	1,200,000	1,062,000	(c)(d)
Banco Mercantil de Norte SA, Junior Subordinated Notes (7.625% to 1/10/28 then 10 year Treasury Constant Maturity Rate + 5.353%)	7.625%	1/10/28	1,800,000	1,784,250	(a)(c)(d)
Banco Mercantil Del Norte SA, Junior Subordinated Notes (6.875% to 7/6/22 then 5 year Treasury Constant Maturity Rate + 5.035%)	6.875%	7/6/22	400,000	396,936	(a)(c)(d)
Banco Santander SA, Senior Notes	3.800%	2/23/28	1,200,000	1,098,221
Banco Santander SA, Senior Notes	4.379%	4/12/28	2,800,000	2,682,393
Bank of America Corp., Junior Subordinated Notes (5.875% to 3/15/28 then 3 mo. USD LIBOR + 2.931%)	5.875%	3/15/28	540,000	528,525	(c)(d)
Bank of America Corp., Senior Notes (3.004% to 12/20/22 then 3 mo. USD LIBOR + 0.790%)	3.004%	12/20/23	1,338,000	1,298,044	(c)
Bank of America Corp., Senior Notes (3.550% to 3/5/23 then 3 mo. USD LIBOR + 0.780%)	3.550%	3/5/24	690,000	683,373	(c)
Bank of America Corp., Senior Notes (3.705% to 4/24/27 then 3 mo. USD LIBOR + 1.512%)	3.705%	4/24/28	1,090,000	1,052,400	(c)
Bank of America Corp., Senior Notes (3.593% to 7/21/27 then 3 mo. USD LIBOR + 1.370%)	3.593%	7/21/28	850,000	812,453	(c)
Bank of America Corp., Senior Notes (3.419% to 12/20/27 then 3 mo. USD LIBOR + 1.040%)	3.419%	12/20/28	305,000	287,553	(c)
Bank of America Corp., Senior Notes	5.000%	1/21/44	150,000	159,229
Bank of America Corp., Senior Notes (4.443% to 1/20/47 then 3 mo. USD LIBOR + 1.990%)	4.443%	1/20/48	90,000	88,077	(c)
Bank of America Corp., Subordinated Notes	4.200%	8/26/24	510,000	513,075
Bank of America Corp., Subordinated Notes	4.250%	10/22/26	3,100,000	3,066,486
Banque Federative du Credit Mutuel SA, Senior Notes	2.200%	7/20/20	470,000	459,263	(a)
Barclays Bank PLC, Subordinated Notes	7.625%	11/21/22	2,790,000	3,008,666
Barclays PLC, Senior Notes (4.338% to 5/16/23 then 3 mo. USD LIBOR + 1.356%)	4.338%	5/16/24	1,370,000	1,354,531	(c)

See Notes to Financial Statements.

Western Asset Corporate Bond Fund 2018 Semi-Annual Report	11

Schedule of investments (unaudited) (cont’d)

June 30, 2018

Western Asset Corporate Bond Fund

Security	Rate	Maturity Date	Face Amount†	Value
Banks — continued
Barclays PLC, Senior Notes (4.972% to 5/16/28 then 3 mo. USD LIBOR + 1.902%)	4.972%	5/16/29	1,170,000	$1,161,376	(c)
BBVA Bancomer SA, Subordinated Notes (5.125% to 1/18/28 then 5 year Treasury Constant Maturity Rate + 2.650%)	5.125%	1/18/33	2,130,000	1,898,362	(a)(c)
BNP Paribas SA, Senior Notes	3.500%	3/1/23	2,410,000	2,351,534	(a)
BPCE SA, Senior Notes	3.000%	5/22/22	1,780,000	1,721,100	(a)
BPCE SA, Subordinated Notes	5.150%	7/21/24	580,000	588,828	(a)
Citigroup Inc., Senior Notes	7.875%	5/15/25	260,000	313,428
Citigroup Inc., Senior Notes	8.125%	7/15/39	2,787,000	3,931,791
Citigroup Inc., Subordinated Notes	4.600%	3/9/26	420,000	420,070
Citigroup Inc., Subordinated Notes	4.125%	7/25/28	2,690,000	2,578,507
Citigroup Inc., Subordinated Notes	6.625%	6/15/32	60,000	70,861
Cooperatieve Rabobank U.A., Subordinated Notes	4.625%	12/1/23	3,457,000	3,486,275
Credit Agricole SA, Junior Subordinated Notes (8.125% to 12/23/25 then USD 5 year Swap Rate + 6.185%)	8.125%	12/23/25	320,000	339,600	(a)(c)(d)
Credit Agricole SA, Senior Notes	2.500%	4/15/19	460,000	459,054	(a)
Credit Agricole SA, Subordinated Notes (4.000% to 1/10/28 then USD 5 year Swap Rate + 1.644%)	4.000%	1/10/33	700,000	640,202	(a)(c)
DBS Group Holdings Ltd., Subordinated Notes (4.520% to 12/11/23 then USD ICE Swap Rate + 1.590%)	4.520%	12/11/28	460,000	464,220	(a)(c)
HSBC Bank USA N.A., Subordinated Notes	4.875%	8/24/20	1,340,000	1,381,501
HSBC Holdings PLC, Junior Subordinated Notes (6.250% to 3/23/23 then USD 5 year ICE Swap Rate + 3.453%)	6.250%	3/23/23	2,270,000	2,230,275	(c)(d)
HSBC Holdings PLC, Junior Subordinated Notes (6.000% to 5/22/27 then USD 5 year ICE Swap Rate + 3.746%)	6.000%	5/22/27	1,410,000	1,311,300	(c)(d)
HSBC Holdings PLC, Junior Subordinated Notes (6.500% to 3/23/28 then USD 5 year ICE Swap Rate + 3.606%)	6.500%	3/23/28	1,380,000	1,326,525	(c)(d)
HSBC Holdings PLC, Senior Notes (3 mo. USD LIBOR + 1.000%)	3.326%	5/18/24	850,000	848,126	(c)
HSBC Holdings PLC, Senior Notes (4.041% to 3/13/27 then 3 mo. USD LIBOR + 1.546%)	4.041%	3/13/28	2,380,000	2,313,001	(c)
HSBC Holdings PLC, Senior Notes (4.583% to 6/19/28 then 3 mo. USD LIBOR + 1.535%)	4.583%	6/19/29	760,000	768,541	(c)
Industrial & Commercial Bank of China Ltd., Senior Notes	3.538%	11/8/27	950,000	893,995
Intesa Sanpaolo SpA, Senior Notes	3.125%	7/14/22	1,000,000	923,846	(a)
Intesa Sanpaolo SpA, Senior Notes	3.875%	7/14/27	1,080,000	933,602	(a)
Intesa Sanpaolo SpA, Senior Notes	4.375%	1/12/48	2,010,000	1,570,342	(a)
Intesa Sanpaolo SpA, Subordinated Notes	5.017%	6/26/24	3,110,000	2,826,387	(a)
Intesa Sanpaolo SpA, Subordinated Notes	5.710%	1/15/26	3,740,000	3,424,797	(a)
Itau Unibanco Holding SA, Junior Subordinated Notes (6.125% to 12/12/22 then 5 year Treasury Constant Maturity Rate + 3.981%)	6.125%	12/12/22	730,000	683,462	(a)(c)(d)

See Notes to Financial Statements.

12	Western Asset Corporate Bond Fund 2018 Semi-Annual Report

Western Asset Corporate Bond Fund

Security	Rate	Maturity Date	Face Amount†	Value
Banks — continued
JPMorgan Chase & Co., Senior Notes	3.625%	12/1/27	700,000	$659,421
JPMorgan Chase & Co., Senior Notes (3 mo. USD LIBOR + 1.120%)	4.005%	4/23/29	2,300,000	2,272,065	(c)
JPMorgan Chase & Co., Senior Notes (4.260% to 2/22/47 then 3 mo. USD LIBOR + 1.580%)	4.260%	2/22/48	1,010,000	953,010	(c)
JPMorgan Chase & Co., Subordinated Notes	5.625%	8/16/43	160,000	177,044
JPMorgan Chase & Co., Subordinated Notes	4.950%	6/1/45	660,000	673,236
Lloyds Banking Group PLC, Junior Subordinated Notes (7.500% to 6/27/24 then USD 5 year Swap Rate + 4.760%)	7.500%	6/27/24	410,000	417,380	(c)(d)
Lloyds Banking Group PLC, Senior Notes	3.000%	1/11/22	1,980,000	1,930,183
Lloyds Banking Group PLC, Senior Notes	4.375%	3/22/28	900,000	889,606
Lloyds Banking Group PLC, Senior Notes (3.574% to 11/7/27 then 3 mo. USD LIBOR + 1.205%)	3.574%	11/7/28	740,000	684,076	(c)
NatWest Markets NV, Subordinated Notes	7.750%	5/15/23	925,000	1,022,653
NBK SPC Ltd., Senior Notes	2.750%	5/30/22	2,130,000	2,035,160	(a)
Nordea Bank AB, Subordinated Notes	4.250%	9/21/22	1,790,000	1,817,242	(a)
Royal Bank of Scotland Group PLC, Junior Subordinated Notes (8.625% to 8/15/21 then USD 5 year Swap Rate + 7.598%)	8.625%	8/15/21	950,000	1,011,987	(c)(d)
Royal Bank of Scotland Group PLC, Senior Notes (4.892% to 5/18/28 then 3 mo. USD LIBOR + 1.754%)	4.892%	5/18/29	1,150,000	1,147,103	(c)
Santander Holdings USA Inc., Senior Notes	4.500%	7/17/25	470,000	461,713
Santander UK Group Holdings PLC, Senior Notes	2.875%	8/5/21	1,140,000	1,105,688
Santander UK Group Holdings PLC, Senior Notes	3.571%	1/10/23	1,740,000	1,691,904
Santander UK Group Holdings PLC, Subordinated Notes	5.625%	9/15/45	1,440,000	1,484,172	(a)
Santander UK PLC, Subordinated Notes	5.000%	11/7/23	440,000	447,949	(a)
Standard Chartered PLC, Subordinated Notes	3.950%	1/11/23	550,000	537,863	(a)
UBS AG, Senior Notes	4.500%	6/26/48	1,590,000	1,625,128	(a)
UBS Group Funding Switzerland AG, Senior Notes	4.253%	3/23/28	840,000	835,508	(a)
Wells Fargo & Co., Senior Notes	3.000%	10/23/26	80,000	73,947
Wells Fargo & Co., Senior Notes (3.584% to 5/22/27 then 3 mo. USD LIBOR + 1.310%)	3.584%	5/22/28	640,000	613,890	(c)
Wells Fargo & Co., Subordinated Notes	5.375%	11/2/43	1,680,000	1,757,984
Wells Fargo & Co., Subordinated Notes	4.900%	11/17/45	890,000	880,981
Wells Fargo & Co., Subordinated Notes	4.750%	12/7/46	1,770,000	1,716,726
Total Banks				91,120,002
Capital Markets — 3.4%
Charles Schwab Corp., Senior Notes	3.850%	5/21/25	540,000	546,506
CME Group Inc., Senior Notes	3.750%	6/15/28	650,000	655,922
Credit Suisse Group AG, Junior Subordinated Notes (6.250% to 12/18/24 then USD 5 year Swap Rate + 3.455%)	6.250%	12/18/24	590,000	578,232	(a)(c)(d)

See Notes to Financial Statements.

Western Asset Corporate Bond Fund 2018 Semi-Annual Report	13

Schedule of investments (unaudited) (cont’d)

June 30, 2018

Western Asset Corporate Bond Fund

Security	Rate	Maturity Date	Face Amount†	Value
Capital Markets — continued
Goldman Sachs Group Inc., Senior Notes	7.500%	2/15/19	4,800,000	$4,933,340
Goldman Sachs Group Inc., Senior Notes	3.500%	11/16/26	1,740,000	1,641,209
Goldman Sachs Group Inc., Senior Notes (3.814% to 4/23/28 then 3 mo. USD LIBOR + 1.158%)	3.814%	4/23/29	1,460,000	1,390,339	(c)
Goldman Sachs Group Inc., Senior Notes	6.250%	2/1/41	80,000	93,585
Goldman Sachs Group Inc., Senior Notes	4.750%	10/21/45	920,000	912,557
Goldman Sachs Group Inc., Subordinated Notes	4.250%	10/21/25	1,130,000	1,114,470
Goldman Sachs Group Inc., Subordinated Notes	5.150%	5/22/45	1,370,000	1,366,412
KKR Group Finance Co. III LLC, Senior Notes	5.125%	6/1/44	1,970,000	1,951,251	(a)
Morgan Stanley, Senior Notes (3 mo. USD LIBOR + 1.220%)	3.583%	5/8/24	380,000	384,056	(c)
Societe Generale SA, Junior Subordinated Notes (6.750% to 4/6/28 then USD 5 year Swap Rate + 3.929%)	6.750%	4/6/28	1,240,000	1,139,250	(a)(c)(d)
Total Capital Markets				16,707,129
Diversified Financial Services — 1.7%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Senior Notes	5.000%	10/1/21	840,000	866,190
American Express Credit Corp., Senior Notes	2.375%	5/26/20	470,000	463,307
Carlyle Holdings II Finance LLC, Senior Notes	5.625%	3/30/43	620,000	641,523	(a)
High Street Funding Trust I, Senior Notes	4.111%	2/15/28	1,340,000	1,318,064	(a)
International Lease Finance Corp., Senior Notes	8.625%	1/15/22	300,000	344,445
International Lease Finance Corp., Senior Secured Notes	7.125%	9/1/18	4,950,000	4,982,498	(a)
Total Diversified Financial Services				8,616,027
Insurance — 1.8%
American International Group Inc., Senior Notes	4.750%	4/1/48	830,000	803,137
Brighthouse Financial Inc., Senior Notes	3.700%	6/22/27	1,540,000	1,370,305
Brighthouse Financial Inc., Senior Notes	4.700%	6/22/47	320,000	264,673
Delphi Financial Group Inc., Senior Notes	7.875%	1/31/20	1,070,000	1,142,082
Fidelity & Guaranty Life Holdings Inc., Senior Notes	5.500%	5/1/25	810,000	791,775	(a)
Massachusetts Mutual Life Insurance Co., Subordinated Notes	4.900%	4/1/77	830,000	820,816	(a)
MetLife Inc., Senior Notes	4.721%	12/15/44	110,000	113,800
Northwestern Mutual Life Insurance Co., Subordinated Notes	3.850%	9/30/47	2,030,000	1,863,567	(a)
Nuveen Finance LLC, Senior Notes	2.950%	11/1/19	690,000	687,530	(a)
Teachers Insurance & Annuity Association of America, Subordinated Notes	4.900%	9/15/44	460,000	485,322	(a)
Teachers Insurance & Annuity Association of America, Subordinated Notes	4.270%	5/15/47	800,000	766,929	(a)
Total Insurance				9,109,936
Total Financials				125,553,094

See Notes to Financial Statements.

14	Western Asset Corporate Bond Fund 2018 Semi-Annual Report

Western Asset Corporate Bond Fund

Security	Rate	Maturity Date	Face Amount†	Value
Health Care — 12.6%
Biotechnology — 0.8%
Amgen Inc., Senior Notes	3.625%	5/22/24	290,000	$289,171
Amgen Inc., Senior Notes	4.400%	5/1/45	350,000	334,860
Amgen Inc., Senior Notes	4.663%	6/15/51	339,000	336,601
Celgene Corp., Senior Notes	3.550%	8/15/22	370,000	367,534
Celgene Corp., Senior Notes	3.625%	5/15/24	510,000	498,208
Celgene Corp., Senior Notes	3.875%	8/15/25	590,000	575,049
Gilead Sciences Inc., Senior Notes	3.700%	4/1/24	990,000	992,627
Gilead Sciences Inc., Senior Notes	4.000%	9/1/36	300,000	289,216
Gilead Sciences Inc., Senior Notes	5.650%	12/1/41	170,000	199,770
Gilead Sciences Inc., Senior Notes	4.500%	2/1/45	90,000	90,167
Gilead Sciences Inc., Senior Notes	4.750%	3/1/46	250,000	258,644
Total Biotechnology				4,231,847
Health Care Equipment & Supplies — 1.3%
Abbott Laboratories, Senior Notes	4.750%	11/30/36	710,000	750,046
Abbott Laboratories, Senior Notes	4.900%	11/30/46	150,000	162,111
Becton Dickinson & Co., Senior Notes (3 mo. USD LIBOR + 0.875%)	3.211%	12/29/20	1,735,000	1,738,006	(c)
Becton Dickinson & Co., Senior Notes	3.700%	6/6/27	1,780,000	1,688,104
Becton Dickinson & Co., Senior Notes	4.875%	5/15/44	180,000	177,316
Becton Dickinson & Co., Senior Notes	4.685%	12/15/44	490,000	476,718
Medtronic Inc., Senior Notes	4.625%	3/15/44	310,000	327,268
Zimmer Biomet Holdings Inc., Senior Notes (3 mo. USD LIBOR + 0.750%)	3.076%	3/19/21	920,000	921,649	(c)
Total Health Care Equipment & Supplies				6,241,218
Health Care Providers & Services — 6.0%
Aetna Inc., Senior Notes	2.800%	6/15/23	1,090,000	1,039,768
AmerisourceBergen Corp., Senior Notes	3.450%	12/15/27	640,000	590,768
Anthem Inc., Senior Notes	3.650%	12/1/27	570,000	541,014
Anthem Inc., Senior Notes	4.101%	3/1/28	600,000	588,099
Anthem Inc., Senior Notes	4.375%	12/1/47	620,000	574,429
Anthem Inc., Senior Notes	4.550%	3/1/48	900,000	860,749
BioScrip Inc., First Lien Notes (1 mo. USD LIBOR + 7.000%)	8.224%	6/30/22	1,521,000	1,589,445	(c)(e)(f)
Cardinal Health Inc., Senior Notes	3.410%	6/15/27	810,000	745,728
Catholic Health Initiatives, Secured Bonds	4.350%	11/1/42	100,000	94,967
CVS Health Corp., Senior Notes	4.000%	12/5/23	1,000,000	1,005,325
CVS Health Corp., Senior Notes	4.100%	3/25/25	1,690,000	1,683,495
CVS Health Corp., Senior Notes	4.300%	3/25/28	3,708,000	3,664,804

See Notes to Financial Statements.

Western Asset Corporate Bond Fund 2018 Semi-Annual Report	15

Schedule of investments (unaudited) (cont’d)

June 30, 2018

Western Asset Corporate Bond Fund

Security	Rate	Maturity Date	Face Amount†	Value
Health Care Providers & Services — continued
CVS Health Corp., Senior Notes	4.780%	3/25/38	3,080,000	$3,038,976
CVS Health Corp., Senior Notes	5.125%	7/20/45	680,000	691,536
CVS Health Corp., Senior Notes	5.050%	3/25/48	3,780,000	3,861,668
HCA Inc., Senior Secured Notes	5.500%	6/15/47	1,940,000	1,784,800
Humana Inc., Senior Notes	2.900%	12/15/22	430,000	418,197
Humana Inc., Senior Notes	3.850%	10/1/24	470,000	469,788
Humana Inc., Senior Notes	3.950%	3/15/27	430,000	423,620
Humana Inc., Senior Notes	4.950%	10/1/44	990,000	1,036,469
Humana Inc., Senior Notes	4.800%	3/15/47	260,000	268,140
Kaiser Foundation Hospitals, Senior Notes	4.150%	5/1/47	920,000	933,965
Magellan Health Inc., Senior Notes	4.400%	9/22/24	1,600,000	1,570,008
Medtronic Global Holdings S.C.A, Senior Notes	3.350%	4/1/27	720,000	702,259
UnitedHealth Group Inc., Senior Notes	3.850%	6/15/28	1,260,000	1,263,510
UnitedHealth Group Inc., Senior Notes	4.750%	7/15/45	350,000	374,817
Total Health Care Providers & Services				29,816,344
Pharmaceuticals — 4.5%
Allergan Funding SCS, Senior Notes	3.450%	3/15/22	540,000	531,810
Allergan Funding SCS, Senior Notes	3.800%	3/15/25	320,000	311,189
Allergan Funding SCS, Senior Notes	4.550%	3/15/35	1,300,000	1,233,522
Allergan Inc., Senior Notes	2.800%	3/15/23	270,000	255,209
Johnson & Johnson, Senior Notes	2.900%	1/15/28	960,000	917,420
Johnson & Johnson, Senior Notes	3.700%	3/1/46	900,000	872,074
Johnson & Johnson, Senior Notes	3.500%	1/15/48	420,000	392,855
Mylan, Inc., Senior Notes	4.550%	4/15/28	1,100,000	1,077,077	(a)
Pfizer Inc., Senior Notes	3.000%	12/15/26	1,980,000	1,911,632
Pfizer Inc., Senior Notes	4.400%	5/15/44	210,000	218,819
Teva Pharmaceutical Finance Co. BV, Senior Notes	3.650%	11/10/21	470,000	450,469
Teva Pharmaceutical Finance Co. BV, Senior Notes	2.950%	12/18/22	1,673,000	1,524,253
Teva Pharmaceutical Finance IV BV, Senior Notes	3.650%	11/10/21	800,000	766,755
Teva Pharmaceutical Finance IV LLC, Senior Notes	2.250%	3/18/20	100,000	96,433
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	1.700%	7/19/19	5,980,000	5,839,335
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	2.200%	7/21/21	4,510,000	4,186,220
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	2.800%	7/21/23	120,000	103,769
Valeant Pharmaceuticals International Inc., Senior Notes	9.000%	12/15/25	1,610,000	1,674,319	(a)
Total Pharmaceuticals				22,363,160
Total Health Care				62,652,569

See Notes to Financial Statements.

16	Western Asset Corporate Bond Fund 2018 Semi-Annual Report

Western Asset Corporate Bond Fund

Security	Rate	Maturity Date	Face Amount†	Value
Industrials — 4.7%
Aerospace & Defense — 0.8%
Hexcel Corp., Senior Notes	3.950%	2/15/27	980,000	$956,415
Huntington Ingalls Industries Inc., Senior Notes	3.483%	12/1/27	570,000	537,111
L3 Technologies Inc., Senior Notes	4.400%	6/15/28	1,650,000	1,645,600
Northrop Grumman Corp., Senior Notes	4.030%	10/15/47	1,090,000	1,026,221
Total Aerospace & Defense				4,165,347
Air Freight & Logistics — 0.2%
United Parcel Service Inc., Senior Notes	3.050%	11/15/27	900,000	857,659
Airlines — 0.4%
American Airlines Group Inc. Pass-Through-Trust, 2014-1, B, Secured Bonds	4.375%	10/1/22	578,927	579,772
American Airlines Group Inc. Pass-Through-Trust, 2015-1, B, Secured Bonds	3.700%	5/1/23	288,937	282,277
Continental Airlines Pass Through Trust 1999-2 Class A-1, Senior Secured Notes	7.256%	3/15/20	217,108	224,707
United Airlines 2013-1 Class B Pass Through Trust, Secured Notes	5.375%	8/15/21	502,588	514,524
United Airlines 2014-2 Class B Pass Through Trust, Secured Notes	4.625%	9/3/22	397,699	398,942
Total Airlines				2,000,222
Commercial Services & Supplies — 0.9%
Cintas Corp. No 2, Senior Notes	2.900%	4/1/22	180,000	176,179
Cintas Corp. No 2, Senior Notes	3.700%	4/1/27	240,000	235,851
Republic Services, Inc.	3.375%	11/15/27	2,380,000	2,260,158
Waste Management Inc., Senior Notes	3.500%	5/15/24	360,000	357,043
Waste Management Inc., Senior Notes	3.150%	11/15/27	1,380,000	1,298,425
Waste Management Inc., Senior Notes	7.750%	5/15/32	300,000	401,048
Total Commercial Services & Supplies				4,728,704
Electrical Equipment — 0.4%
Eaton Corp., Senior Notes	7.650%	11/15/29	1,500,000	1,934,518
Industrial Conglomerates — 1.3%
General Electric Co., Senior Notes	6.750%	3/15/32	5,000	6,119
General Electric Co., Senior Notes	6.150%	8/7/37	1,160,000	1,360,011
General Electric Co., Senior Notes	5.875%	1/14/38	440,000	500,182
General Electric Co., Senior Notes	6.875%	1/10/39	3,646,000	4,625,451
Total Industrial Conglomerates				6,491,763
Road & Rail — 0.6%
Burlington Northern Santa Fe LLC, Senior Notes	4.400%	3/15/42	650,000	659,913
Norfolk Southern Railway Co., Senior Notes	7.875%	5/15/43	348,000	498,593

See Notes to Financial Statements.

Western Asset Corporate Bond Fund 2018 Semi-Annual Report	17

Schedule of investments (unaudited) (cont’d)

June 30, 2018

Western Asset Corporate Bond Fund

Security	Rate	Maturity Date	Face Amount†	Value
Road & Rail — continued
Union Pacific Corp., Senior Notes	4.375%	9/10/38	690,000	$700,008
Union Pacific Corp., Senior Notes	4.500%	9/10/48	790,000	806,375
Union Pacific Corp., Senior Notes	4.375%	11/15/65	250,000	233,856
Total Road & Rail				2,898,745
Trading Companies & Distributors — 0.1%
Ashtead Capital Inc., Secured Notes	4.125%	8/15/25	480,000	450,000	(a)
Total Industrials				23,526,958
Information Technology — 3.9%
Communications Equipment — 0.4%
Harris Corp., Senior Notes	7.000%	1/15/26	990,000	1,113,952
Harris Corp., Senior Notes	4.400%	6/15/28	490,000	494,800
Harris Corp., Senior Notes	4.854%	4/27/35	500,000	511,672
Total Communications Equipment				2,120,424
Internet Software & Services — 0.2%
Tencent Holdings Ltd., Senior Notes	3.595%	1/19/28	1,080,000	1,022,920	(a)
Semiconductors & Semiconductor Equipment — 0.9%
Analog Devices Inc., Senior Notes	2.500%	12/5/21	880,000	853,331
Analog Devices Inc., Senior Notes	3.125%	12/5/23	1,710,000	1,662,345
Broadcom Corp./Broadcom Cayman Finance Ltd., Senior Notes	3.875%	1/15/27	470,000	445,345
Texas Instruments Inc., Senior Notes	2.900%	11/3/27	1,410,000	1,335,619
Total Semiconductors & Semiconductor Equipment				4,296,640
Software — 1.3%
Microsoft Corp., Senior Notes	3.300%	2/6/27	130,000	128,151
Microsoft Corp., Senior Notes	3.450%	8/8/36	1,820,000	1,745,886
Microsoft Corp., Senior Notes	4.100%	2/6/37	2,850,000	2,975,065
salesforce.com Inc., Senior Notes	3.700%	4/11/28	1,850,000	1,839,012
Total Software				6,688,114
Technology Hardware, Storage & Peripherals — 1.1%
Apple Inc., Senior Notes	2.450%	8/4/26	1,670,000	1,534,456
Apple Inc., Senior Notes	3.350%	2/9/27	1,430,000	1,397,940
Dell International LLC/EMC Corp., Senior Secured Notes	3.480%	6/1/19	2,420,000	2,426,634	(a)
Total Technology Hardware, Storage & Peripherals				5,359,030
Total Information Technology				19,487,128
Materials — 5.2%
Chemicals — 0.5%
Syngenta Finance NV, Senior Notes	4.892%	4/24/25	750,000	736,409	(a)
Syngenta Finance NV, Senior Notes	5.182%	4/24/28	800,000	774,124	(a)
Syngenta Finance NV, Senior Notes	5.676%	4/24/48	1,020,000	956,952	(a)
Total Chemicals				2,467,485

See Notes to Financial Statements.

18	Western Asset Corporate Bond Fund 2018 Semi-Annual Report

Western Asset Corporate Bond Fund

Security	Rate	Maturity Date	Face Amount†	Value
Containers & Packaging — 0.1%
Suzano Austria GmbH, Senior Notes	5.750%	7/14/26	420,000	$425,922	(a)
Suzano Austria GmbH, Senior Notes	7.000%	3/16/47	240,000	248,100	(a)
Total Containers & Packaging				674,022
Metals & Mining — 4.6%
Alcoa Nederland Holding BV, Senior Notes	6.750%	9/30/24	680,000	720,521	(a)
Alcoa Nederland Holding BV, Senior Notes	7.000%	9/30/26	300,000	321,000	(a)
Anglo American Capital PLC, Senior Notes	3.750%	4/10/22	2,040,000	2,027,096	(a)
Anglo American Capital PLC, Senior Notes	3.625%	9/11/24	870,000	824,624	(a)
Anglo American Capital PLC, Senior Notes	4.000%	9/11/27	450,000	419,592	(a)
Barrick North America Finance LLC, Senior Notes	4.400%	5/30/21	404,000	418,225
Barrick North America Finance LLC, Senior Notes	5.700%	5/30/41	580,000	645,533
Barrick PD Australia Finance Pty Ltd., Senior Notes	5.950%	10/15/39	640,000	716,613
BHP Billiton Finance USA Ltd., Senior Notes	5.000%	9/30/43	700,000	787,168
BHP Billiton Finance USA Ltd., Senior Notes (6.750% to 10/20/25 then USD 5 year Swap Rate + 5.093%)	6.750%	10/19/75	220,000	239,140	(a)(c)
First Quantum Minerals Ltd., Senior Notes	7.000%	2/15/21	2,090,000	2,114,819	(a)
First Quantum Minerals Ltd., Senior Notes	7.250%	4/1/23	200,000	200,500	(a)
Freeport-McMoRan Inc., Senior Notes	6.875%	2/15/23	2,160,000	2,286,792
Glencore Finance Canada Ltd., Senior Notes	4.250%	10/25/22	1,970,000	1,994,201	(a)
Glencore Funding LLC, Senior Notes	4.125%	5/30/23	530,000	529,422	(a)
Glencore Funding LLC, Senior Notes	4.625%	4/29/24	1,330,000	1,340,039	(a)
Glencore Funding LLC, Senior Notes	4.000%	3/27/27	1,370,000	1,295,520	(a)
Glencore Funding LLC, Senior Notes	3.875%	10/27/27	200,000	186,315	(a)
Northwest Acquisitions ULC/Dominion Finco Inc., Secured Notes	7.125%	11/1/22	1,380,000	1,380,000	(a)
Schaeffler Finance BV, Senior Secured Notes	4.750%	5/15/23	370,000	368,150	(a)
Southern Copper Corp., Senior Notes	5.250%	11/8/42	450,000	446,901
Vale Overseas Ltd., Senior Notes	6.875%	11/21/36	557,000	628,129
Yamana Gold Inc., Senior Notes	4.950%	7/15/24	2,070,000	2,070,413
Yamana Gold Inc., Senior Notes	4.625%	12/15/27	870,000	835,146
Total Metals & Mining				22,795,859
Paper & Forest Products — 0.0%
Fibria Overseas Finance Ltd., Senior Notes	5.250%	5/12/24	80,000	80,624
Total Materials				26,017,990
Real Estate — 1.1%
Equity Real Estate Investment Trusts (REITs) — 0.9%
American Tower Trust 1, Senior Secured Notes	3.652%	3/23/28	610,000	603,176	(a)
Goodman U.S. Finance Three LLC, Senior Notes	3.700%	3/15/28	1,530,000	1,446,139	(a)
MPT Operating Partnership LP/MPT Finance Corp., Senior Notes	5.000%	10/15/27	780,000	746,850

See Notes to Financial Statements.

Western Asset Corporate Bond Fund 2018 Semi-Annual Report	19

Schedule of investments (unaudited) (cont’d)

June 30, 2018

Western Asset Corporate Bond Fund

Security	Rate	Maturity Date	Face Amount†	Value
Equity Real Estate Investment Trusts (REITs) — continued
Washington Prime Group LP, Senior Notes	5.950%	8/15/24	760,000	$733,435
WEA Finance LLC/Westfield UK & Europe Finance PLC, Senior Notes	4.750%	9/17/44	990,000	1,008,232	(a)
Total Equity Real Estate Investment Trusts (REITs)				4,537,832
Real Estate Management & Development — 0.2%
Security Capital Group Inc., Senior Notes	7.700%	6/15/28	800,000	969,408
Total Real Estate				5,507,240
Telecommunication Services — 5.3%
Diversified Telecommunication Services — 3.2%
AT&T Inc., Senior Notes	4.450%	4/1/24	420,000	424,528
AT&T Inc., Senior Notes	4.500%	5/15/35	1,120,000	1,038,916
AT&T Inc., Senior Notes	5.350%	9/1/40	9,000	8,812
AT&T Inc., Senior Notes	5.550%	8/15/41	560,000	559,211
AT&T Inc., Senior Notes	4.800%	6/15/44	490,000	446,190
AT&T Inc., Senior Notes	4.500%	3/9/48	806,000	697,497	(a)
British Telecommunications PLC, Senior Notes	9.625%	12/15/30	255,000	365,060
Deutsche Telekom International Finance BV, Senior Notes	2.485%	9/19/23	2,230,000	2,082,257	(a)
Koninklijke KPN NV, Senior Notes	8.375%	10/1/30	310,000	406,847
Telecom Italia Capital SA, Senior Notes	7.200%	7/18/36	460,000	478,814
Telecom Italia Capital SA, Senior Notes	7.721%	6/4/38	260,000	280,800
Telecom Italia SpA, Senior Notes	5.303%	5/30/24	1,340,000	1,326,600	(a)
Telefonica Emisiones SAU, Senior Notes	4.103%	3/8/27	1,320,000	1,278,853
Telefonica Emisiones SAU, Senior Notes	5.213%	3/8/47	500,000	483,714
Verizon Communications Inc., Senior Notes	4.329%	9/21/28	1,305,916	1,296,944	(a)
Verizon Communications Inc., Senior Notes	4.272%	1/15/36	3,990,000	3,691,817
Verizon Communications Inc., Senior Notes	4.125%	8/15/46	190,000	163,628
Verizon Communications Inc., Senior Notes	4.522%	9/15/48	1,120,000	1,025,139
Total Diversified Telecommunication Services				16,055,627
Wireless Telecommunication Services — 2.1%
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC, Senior Secured Notes	3.360%	9/20/21	4,436,250	4,397,433	(a)
Vodafone Group PLC, Senior Notes	5.250%	5/30/48	5,870,000	5,875,750
Total Wireless Telecommunication Services				10,273,183
Total Telecommunication Services				26,328,810
Utilities — 3.7%
Electric Utilities — 3.6%
Abu Dhabi National Energy Co. PJSC, Senior Notes	4.375%	4/23/25	750,000	743,603	(a)
Abu Dhabi National Energy Co. PJSC, Senior Notes	4.875%	4/23/30	990,000	989,432	(a)

See Notes to Financial Statements.

20	Western Asset Corporate Bond Fund 2018 Semi-Annual Report

Western Asset Corporate Bond Fund

Security	Rate	Maturity Date	Face Amount†		Value
Electric Utilities — continued
CenterPoint Energy Houston Electric LLC, Senior Secured Bonds	4.500%	4/1/44	1,240,000		$1,346,277
Cleveland Electric Illuminating Co., Senior Notes	3.500%	4/1/28	1,900,000		1,805,522	(a)
Cleveland Electric Illuminating Co., Senior Secured Bonds	8.875%	11/15/18	1,350,000		1,378,573
Comision Federal de Electricidad, Senior Notes	4.875%	1/15/24	390,000		393,413	(a)
Commonwealth Edison Co., First Mortgage Bonds	6.450%	1/15/38	840,000		1,111,024
Duke Energy Carolinas LLC, Senior Notes	6.100%	6/1/37	1,260,000		1,585,882
Duke Energy Corp., Senior Notes	2.650%	9/1/26	240,000		216,551
Duke Energy Corp., Senior Notes	3.750%	9/1/46	220,000		194,580
Exelon Corp., Senior Notes	3.400%	4/15/26	1,800,000		1,712,470
FirstEnergy Corp., Senior Notes	3.900%	7/15/27	1,340,000		1,302,391
FirstEnergy Corp., Senior Notes	7.375%	11/15/31	1,640,000		2,130,390
FirstEnergy Corp., Senior Notes	4.850%	7/15/47	100,000		102,645
Pacific Gas & Electric Co., Senior Notes	3.300%	12/1/27	1,000,000		899,719
Pacific Gas & Electric Co., Senior Notes	4.500%	12/15/41	1,010,000		910,733
Pacific Gas & Electric Co., Senior Notes	4.300%	3/15/45	330,000		297,862
Pennsylvania Electric Co., Senior Notes	4.150%	4/15/25	510,000		516,386	(a)
Total Electric Utilities					17,637,453
Multi-Utilities — 0.1%
San Diego Gas & Electric Co., Senior Secured Bonds	3.750%	6/1/47	700,000		675,072
Total Utilities					18,312,525
Total Corporate Bonds & Notes (Cost — $449,614,034)					443,883,936
Sovereign Bonds — 5.5%
Argentina — 2.0%
Argentina Bonos del Tesoro, Bonds	18.200%	10/3/21	3,310,000	ARS	98,984
Argentine Republic Government International Bond, Senior Notes	7.500%	4/22/26	270,000		250,088
Argentine Republic Government International Bond, Senior Notes	5.875%	1/11/28	4,190,000		3,417,469
Argentine Republic Government International Bond, Senior Notes	7.625%	4/22/46	1,000,000		812,000
Argentine Republic Government International Bond, Senior Notes	6.875%	1/11/48	720,000		542,527
Provincia de Buenos Aires/Argentina, Senior Notes	9.125%	3/16/24	3,670,000		3,541,550	(a)
Provincia de Cordoba, Senior Notes	7.125%	6/10/21	760,000		720,100	(a)
Republic of Argentina, Bonds	21.200%	9/19/18	280,000	ARS	9,301
Republic of Argentina, Bonds (Argentina Central Bank 7 Day Repo Reference Rate)	40.000%	6/21/20	18,980,000	ARS	679,569	(c)
Total Argentina					10,071,588

See Notes to Financial Statements.

Western Asset Corporate Bond Fund 2018 Semi-Annual Report	21

Schedule of investments (unaudited) (cont’d)

June 30, 2018

Western Asset Corporate Bond Fund

Security	Rate	Maturity Date	Face Amount†	Value
Colombia — 0.2%
Colombia Government International Bond, Senior Notes	5.625%	2/26/44	820,000	$873,300
Ecuador — 0.6%
Ecuador Government International Bond, Senior Notes	10.750%	3/28/22	1,780,000	1,834,201	(a)
Ecuador Government International Bond, Senior Notes	9.650%	12/13/26	990,000	931,045	(a)
Total Ecuador				2,765,246
Ghana — 0.3%
Ghana Government International Bond, Senior Notes	8.627%	6/16/49	1,390,000	1,356,823	(a)
Indonesia — 0.3%
Indonesia Government International Bond, Senior Notes	3.500%	1/11/28	1,600,000	1,481,565
Israel — 0.3%
Israel Government International Bond, Senior Notes	3.250%	1/17/28	1,400,000	1,354,819
Kenya — 0.4%
Kenya Government International Bond, Senior Notes	7.250%	2/28/28	480,000	462,082	(a)
Kenya Government International Bond, Senior Notes	8.250%	2/28/48	1,590,000	1,493,550	(a)
Total Kenya				1,955,632
Kuwait — 0.5%
Kuwait International Government Bonds, Senior Notes	3.500%	3/20/27	2,530,000	2,467,560	(a)
Mexico — 0.2%
Mexico Government International Bond, Senior Notes	4.350%	1/15/47	1,200,000	1,075,200
Nigeria — 0.4%
Nigeria Government International Bond, Senior Notes	7.143%	2/23/30	1,340,000	1,268,259	(a)
Nigeria Government International Bond, Senior Notes	7.696%	2/23/38	860,000	815,117	(a)
Total Nigeria				2,083,376
Qatar — 0.1%
Qatar Government International Bond, Senior Notes	5.103%	4/23/48	420,000	419,677	(a)
United Arab Emirates — 0.2%
Abu Dhabi Government International Bond, Senior Notes	4.125%	10/11/47	1,350,000	1,238,934	(a)
Uruguay — 0.0%
Uruguay Government International Bond, Senior Notes	4.975%	4/20/55	220,000	213,950
Total Sovereign Bonds (Cost — $29,928,146)				27,357,670
Collateralized Mortgage Obligations (g) —1.1%
Citigroup Commercial Mortgage Trust, 2015-GC27 E	3.000%	2/10/48	1,000,000	676,444	(a)
Colony Mortgage Capital Ltd., 2014-FL1, D (1 mo. USD LIBOR + 3.700%)	5.730%	4/8/31	350,000	351,752	(a)(c)
Commercial Mortgage Trust, 2015-CR25, D	3.946%	8/10/48	100,000	82,793	(c)
Countrywide Alternative Loan Trust, 2005-IM1 A1 (1 mo. USD LIBOR + 0.600%)	2.691%	1/25/36	1,199,073	1,150,264	(c)
JPMBB Commercial Mortgage Securities Trust, 2015-C31, D	4.271%	8/15/48	440,000	346,330	(c)

See Notes to Financial Statements.

22	Western Asset Corporate Bond Fund 2018 Semi-Annual Report

Western Asset Corporate Bond Fund

Security	Rate	Maturity Date	Face Amount†	Value
Collateralized Mortgage Obligations (g) — continued
JPMBB Commercial Mortgage Securities Trust, 2015-C31, E	4.771%	8/15/48	900,000	$609,224	(a)(c)
Wells Fargo Commercial Mortgage Trust, 2015-C26, E	3.250%	2/15/48	2,560,000	1,583,337	(a)
Wells Fargo Commercial Mortgage Trust, 2015-C28, E	3.000%	5/15/48	1,000,000	602,522	(a)
Wells Fargo Commercial Mortgage Trust, 2015-SG1, D	4.618%	9/15/48	300,000	250,043	(c)
Total Collateralized Mortgage Obligations (Cost — $5,869,477)				5,652,709
Municipal Bonds — 1.0%
Alabama — 0.2%
Alabama Economic Settlement Authority, BP Settlement Revenue	3.163%	9/15/25	840,000	832,902
California — 0.3%
State of California, GO, Build America Bonds	7.300%	10/1/39	600,000	852,048
University of California Revenue, Taxable	4.062%	5/15/33	550,000	560,637
Total California				1,412,685
Florida — 0.1%
Sumter Landing, FL, Community Development District Recreational Revenue, Taxable Community Development District	4.172%	10/1/47	450,000	474,759
Illinois — 0.1%
State of Illinois, GO, Taxable	5.650%	12/1/38	570,000	551,247
New York — 0.2%
Port Authority of New York & New Jersey Revenue, Taxable Consolidated	4.960%	8/1/46	770,000	912,889
Ohio — 0.1%
American Municipal Power-Ohio Inc., OH, Revenue, Build America Bonds	7.499%	2/15/50	480,000	708,768
Total Municipal Bonds (Cost — $4,446,893)				4,893,250

			Shares
Preferred Stocks — 0.2%
Financials — 0.2%
Capital Markets — 0.1%
Carlyle Group LP	5.875%		33,175	780,276
Insurance — 0.1%
Delphi Financial Group Inc. (3 mo. USD LIBOR + 3.190%)	5.533%		15,675	353,079	(c)
Total Preferred Stocks (Cost — $1,221,093)				1,133,355

See Notes to Financial Statements.

Western Asset Corporate Bond Fund 2018 Semi-Annual Report	23

Schedule of investments (unaudited) (cont’d)

June 30, 2018

Western Asset Corporate Bond Fund

Security	Rate	Maturity Date	Face Amount	Value
U.S. Government & Agency Obligations — 0.1%
U.S. Government Obligations — 0.1%
U.S. Treasury Notes	2.375%	1/31/23	$5,000	$4,926
U.S. Treasury Notes	2.875%	5/31/25	150,000	150,595
U.S. Treasury Notes	2.250%	11/15/27	5,000	4,754
U.S. Treasury Notes	2.875%	5/15/28	560,000	561,192
Total U.S. Government & Agency Obligations (Cost — $720,696)				721,467
Asset-Backed Securities — 0.1%
GoldenTree Loan Opportunities Ltd., 2015-10AD, (3 mo. USD LIBOR +3.350%) (Cost — $489,314)	5.709%	7/20/27	500,000	502,628	(a)(c)
Convertible Bonds & Notes — 0.1%
Information Technology — 0.1%
Internet Software & Services — 0.1%
Twitter Inc., Senior Notes (Cost — $426,662)	1.000%	9/15/21	450,000	436,548

			Shares
Common Stocks — 0.1%
Energy — 0.1%
Oil, Gas & Consumable Fuels — 0.1%
Sanchez Energy Corp. (Cost — $459,394)			76,010	343,565	*
Convertible Preferred Stocks — 0.1%
Energy — 0.1%
Oil, Gas & Consumable Fuels — 0.1%
Sanchez Energy Corp. (Cost — $404,550)	4.875%		15,500	234,902

	Expiration Date	Contracts	Notional Amount
Purchased Options — 0.0%
Exchange-Traded Purchased Options — 0.0%
S&P E-mini 500, Put@$2500	8/17/18	122	$16,601,150	74,420
S&P E-mini 500, Put@$2550	8/17/18	183	24,901,725	148,688
Total Purchased Options (Cost — $146,949)				223,108
Total Investments before Short-Term Investments (Cost — $493,727,208)				485,383,138

	Rate		Shares
Short-Term Investments — 0.3%
Western Asset Government Cash Management Portfolio LLC (Cost — $1,400,000)	1.830%		1,400,000	1,400,000	(h)
Total Investments — 97.8% (Cost — $495,127,208)				486,783,138
Other Assets in Excess of Liabilities — 2.2%				11,134,134
Total Net Assets — 100.0%				$497,917,272

See Notes to Financial Statements.

24	Western Asset Corporate Bond Fund 2018 Semi-Annual Report

Western Asset Corporate Bond Fund

†	Face amount denominated in U.S. dollars, unless otherwise noted.

*	Non-income producing security.

(a)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(b)	Securities traded on a when-issued or delayed delivery basis (Note 1).

(c)

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(d)	Security has no maturity date. The date shown represents the next call date.

(e)	Security is valued using significant unobservable inputs (Note 1).

(f)	Restricted security (Note 9).

(g)

Collateralized mortgage obligations are secured by an underlying pool of mortgages or mortgage pass-through certificates that are structured to direct payments on underlying collateral to different series or classes of the obligations. The interest rate may change positively or inversely in relation to one or more interest rates, financial indices or other financial indicators and may be subject to an upper and/or lower limit.

(h)

In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer or a company which is under common ownership or control. At June 30, 2018, the total market value of investments in Affiliated Companies was $1,400,000 and the cost was $1,400,000 (Note 8).

Abbreviations used in this schedule:
ARS	— Argentine Peso
GO	— General Obligation
ICE	— Intercontinental Exchange
JSC	— Joint Stock Company
LIBOR	— London Interbank Offered Rate
PJSC	— Private Joint Stock Company

Schedule of Written Options
Exchange-Traded Written Options
Security	Expiration Date	Strike Price	Contracts	Notional Amount	Value
S&P E-mini 500, Put (Premiums received — $45,421)	8/17/18	$2,400.00	183	$24,901,725	$67,710

At June 30, 2018, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation (Depreciation)
Contracts to Buy:
U.S. Treasury 2-Year Notes	240	9/18	$50,717,543	$50,838,751	$121,208
U.S. Treasury 5-Year Notes	321	9/18	36,378,151	36,471,118	92,967
					214,175

See Notes to Financial Statements.

Western Asset Corporate Bond Fund 2018 Semi-Annual Report	25

Schedule of investments (unaudited) (cont’d)

June 30, 2018

Western Asset Corporate Bond Fund

Schedule of Written Options (cont’d)

	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation (Depreciation)
Contracts to Sell:
U.S. Treasury 10-Year Notes	350	9/18	$41,950,823	$42,065,625	$(114,802)
U.S. Treasury Long-Term Bonds	59	9/18	8,484,802	8,555,000	(70,198)
U.S. Treasury Ultra Long-Term Bonds	59	9/18	9,269,883	9,414,187	(144,304)
					(329,304)
Net unrealized depreciation on open futures contracts					$(115,129)

At June 30, 2018, the Fund had the following open forward foreign currency contracts:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	12,425	EUR	10,000	Barclays Bank	7/19/18	$730
USD	4,958,631	JPY	529,500,000	Citibank N.A.	7/19/18	169,573
JPY	529,500,000	USD	4,894,052	JPMorgan Chase & Co.	7/19/18	(104,994)
Total						$65,309

Abbreviations used in this table:
EUR	— Euro
JPY	— Japanese Yen
USD	— United States Dollar

At June 30, 2018, the Fund had the following open swap contracts:

OTC CREDIT DEFAULT SWAPS ON CORPORATE ISSUES—BUY PROTECTION[1]
Swap Counterparty (Reference Entity)	Notional Amount[2]	Termination Date	Implied Credit Spread at June 30, 2018[3]	Periodic Payments Made by the Fund†	Market Value	Upfront Premiums Paid (Received)	Unrealized Depreciation
Goldman Sachs Group Inc. (PPG Industries Inc., 3.600%, due 11/15/20)	$1,475,887	3/20/19	0.115%	1.000% quarterly	$(9,446)	$(5,629)	$(3,817)

CENTRALLY CLEARED INTEREST RATE SWAPS
Notional Amount	Termination Date	Payments Made by the Fund†	Payments Received by the Fund†	Upfront Premiums Paid (Received)	Unrealized Appreciation
$2,989,000	11/15/43	2.9458% semi-annually	3-Month LIBOR quarterly	—	$26,359

See Notes to Financial Statements.

26	Western Asset Corporate Bond Fund 2018 Semi-Annual Report

Western Asset Corporate Bond Fund

[1]

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or the underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or the underlying securities comprising the referenced index.

[2]

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

[3]

Implied credit spreads, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end, serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.

†	Percentage shown is an annual percentage rate.

See Notes to Financial Statements.

Western Asset Corporate Bond Fund 2018 Semi-Annual Report	27

Statement of assets and liabilities (unaudited)

June 30, 2018

Assets:
Investments in unaffiliated securities, at value (Cost — $493,727,208)	$485,383,138
Investments in affiliated securities, at value (Cost — $1,400,000)	1,400,000
Cash	1,057,974
Interest and dividends receivable	5,899,653
Receivable for securities sold	5,248,458
Deposits with brokers for open futures contracts	415,477
Receivable for Fund shares sold	366,943
Deposits with brokers for centrally cleared swap contracts	281,292
Unrealized appreciation on forward foreign currency contracts	170,303
Receivable from broker — variation margin on centrally cleared swap contracts	2,060
Prepaid expenses	73,464
Other assets	1,226
Total Assets	500,299,988

Liabilities:
Payable for securities purchased	1,068,374
Payable for Fund shares repurchased	479,057
Investment management fee payable	182,358
Distributions payable	171,456
Unrealized depreciation on forward foreign currency contracts	104,994
Service and/or distribution fees payable	82,714
Written options, at value (premiums received — $45,421)	67,710
Payable to broker — variation margin on open futures contracts	13,655
Payable for open OTC swap contracts	2,690
OTC swaps, at value (premiums received — $5,629)	9,446
Foreign currency overdraft, at value (Cost — $708)	661
Trustees’ fees payable	637
Accrued expenses	198,964
Total Liabilities	2,382,716
Total Net Assets	$497,917,272

Net Assets:
Par value (Note 7)	$418
Paid-in capital in excess of par value	511,562,614
Overdistributed net investment income	(497,676)
Accumulated net realized loss on investments, futures contracts, swap contracts, forward foreign currency contracts and foreign currency transactions	(4,752,708)
Net unrealized depreciation on investments, futures contracts, written options, swap contracts, forward foreign currency contracts and foreign currencies	(8,395,376)
Total Net Assets	$497,917,272

See Notes to Financial Statements.

28	Western Asset Corporate Bond Fund 2018 Semi-Annual Report

Net Assets:
Class A	$243,380,072
Class C	$9,253,740
Class C1	$8,048,514
Class I	$188,784,301
Class P	$48,450,645

Shares Outstanding:
Class A	20,414,711
Class C	776,349
Class C1	679,204
Class I	15,832,888
Class P	4,067,687

Net Asset Value:
Class A	$11.92
Class C*	$11.92
Class C1*	$11.85
Class I	$11.92
Class P	$11.91
Maximum Public Offering Price Per Share:
Class A (based on maximum initial sales charge of 4.25%)	$12.45

*	Redemption price per share is NAV of Class C and Class C1 shares reduced by a 1.00% CDSC if shares are redeemed within one year from purchase payment (See Note 2).

See Notes to Financial Statements.

Western Asset Corporate Bond Fund 2018 Semi-Annual Report	29

Statement of operations (unaudited)

For the Six Months Ended June 30, 2018

Investment Income:
Interest from unaffiliated investments	$10,717,720
Interest from affiliated investments	28,556
Dividends	52,639
Total Investment Income	10,798,915

Expenses:
Investment management fee (Note 2)	1,079,014
Service and/or distribution fees (Notes 2 and 5)	522,364
Transfer agent fees (Note 5)	344,053
Registration fees	53,583
Fund accounting fees	26,912
Shareholder reports	23,670
Audit and tax fees	21,178
Legal fees	19,575
Trustees’ fees	5,701
Insurance	2,825
Commitment fees (Note 10)	2,585
Custody fees	2,440
Interest expense	1,281
Miscellaneous expenses	5,101
Total Expenses	2,110,282
Less: Fee waivers and/or expense reimbursements (Notes 2 and 5)	(10,669)
Net Expenses	2,099,613
Net Investment Income	8,699,302

Realized and Unrealized Gain (Loss) on Investments, Futures Contracts, Written Options, Swap Contracts, Forward Foreign Currency Contracts and Foreign Currency Transactions (Notes 1, 3 and 4):
Net Realized Gain (Loss) From:
Investment transactions in unaffiliated securities	(657,579)
Futures contracts	(725,568)
Swap contracts	427,116
Forward foreign currency contracts	21,018
Foreign currency transactions	(87,623)
Net Realized Loss	(1,022,636)
Change in Net Unrealized Appreciation (Depreciation) From:
Investments in unaffiliated securities	(26,340,205)
Futures contracts	15,572
Written options	(22,289)
Swap contracts	221,414
Forward foreign currency contracts	65,445
Foreign currencies	8,960
Change in Net Unrealized Appreciation (Depreciation)	(26,051,103)
Net Loss on Investments, Futures Contracts, Written Options, Swap Contracts, Forward Foreign Currency Contracts and Foreign Currency Transactions	(27,073,739)
Decrease in Net Assets From Operations	$(18,374,437)

See Notes to Financial Statements.

30	Western Asset Corporate Bond Fund 2018 Semi-Annual Report

Statements of changes in net assets

For the Six Months Ended June 30, 2018 (unaudited) and the Year Ended December 31, 2017	2018	2017

Operations:
Net investment income	$8,699,302	$13,882,158
Net realized gain (loss)	(1,022,636)	4,467,554
Change in net unrealized appreciation (depreciation)	(26,051,103)	11,298,392
Increase (Decrease) in Net Assets From Operations	(18,374,437)	29,648,104

Distributions to Shareholders From (Notes 1 and 6):
Net investment income	(9,207,323)	(15,102,073)
Decrease in Net Assets From Distributions to Shareholders	(9,207,323)	(15,102,073)

Fund Share Transactions (Note 7):
Net proceeds from sale of shares	124,998,576	158,767,490
Reinvestment of distributions	8,146,920	13,557,574
Cost of shares repurchased	(77,157,810)	(99,834,713)
Increase in Net Assets From Fund Share Transactions	55,987,686	72,490,351
Increase in Net Assets	28,405,926	87,036,382

Net Assets:
Beginning of period	469,511,346	382,474,964
End of period*	$497,917,272	$469,511,346
*Includes (overdistributed) undistributed net investment income, respectively, of:	$(497,676)	$10,345

See Notes to Financial Statements.

Western Asset Corporate Bond Fund 2018 Semi-Annual Report	31

Financial highlights

For a share of each class of beneficial interest outstanding throughout each year ended December 31, unless otherwise noted:
Class A Shares[1]	2018[2]	2017	2016	2015	2014	2013

Net asset value, beginning of period	$12.63	$12.20	$11.74	$12.34	$11.87	$12.32

Income (loss) from operations:
Net investment income	0.21	0.40	0.45	0.44	0.44	0.43
Net realized and unrealized gain (loss)	(0.69)	0.47	0.48	(0.53)	0.52	(0.41)
Total income (loss) from operations	(0.48)	0.87	0.93	(0.09)	0.96	0.02

Less distributions from:
Net investment income	(0.23)	(0.44)	(0.47)	(0.51)	(0.49)	(0.47)
Total distributions	(0.23)	(0.44)	(0.47)	(0.51)	(0.49)	(0.47)

Net asset value, end of period	$11.92	$12.63	$12.20	$11.74	$12.34	$11.87
Total return[3]	(3.85)%	7.20%	7.99%	(0.82)%	8.14%	0.20%

Net assets, end of period (millions)	$243	$270	$261	$234	$255	$255

Ratios to average net assets:
Gross expenses	0.96%[4]	0.99%	1.02%	1.02%	1.03%	1.03%
Net expenses	0.95 [4,5,6]	0.97 [5,6]	1.02	1.02	1.03	1.03
Net investment income	3.55 [4]	3.22	3.73	3.64	3.60	3.57

Portfolio turnover rate	50%	75%	114%	95%	109%	120%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended June 30, 2018 (unaudited).

[3]

Performance figures, exclusive of sales charges, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Annualized.

[5]

As a result of an expense limitation arrangement, effective March 31, 2017, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class A shares did not exceed 0.95%. This expense limitation arrangement cannot be terminated prior to December 31, 2019 without the Board of Trustees’ consent.

[6]	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

32	Western Asset Corporate Bond Fund 2018 Semi-Annual Report

For a share of each class of beneficial interest outstanding throughout each year ended December 31, unless otherwise noted:
Class C Shares[1]	2018[2]	2017	2016	2015	2014	2013

Net asset value, beginning of period	$12.63	$12.20	$11.74	$12.34	$11.88	$12.33

Income (loss) from operations:
Net investment income	0.18	0.31	0.36	0.37	0.35	0.34
Net realized and unrealized gain (loss)	(0.70)	0.46	0.49	(0.55)	0.51	(0.41)
Total income (loss) from operations	(0.52)	0.77	0.85	(0.18)	0.86	(0.07)

Less distributions from:
Net investment income	(0.19)	(0.34)	(0.39)	(0.42)	(0.40)	(0.38)
Total distributions	(0.19)	(0.34)	(0.39)	(0.42)	(0.40)	(0.38)

Net asset value, end of period	$11.92	$12.63	$12.20	$11.74	$12.34	$11.88
Total return[3]	(4.16)%	6.42%	7.28%	(1.47)%	7.27%	(0.50)%

Net assets, end of period (000s)	$9,254	$9,650	$6,956	$1,956	$762	$396

Ratios to average net assets:
Gross expenses	1.60%[4]	1.69%	1.70%	1.68%	1.87%	1.96%
Net expenses[5]	1.60 [4]	1.69	1.70	1.68	1.75 [6]	1.73 [6]
Net investment income	2.90 [4]	2.48	2.96	3.02	2.86	2.84

Portfolio turnover rate	50%	75%	114%	95%	109%	120%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended June 30, 2018 (unaudited).

[3]

Performance figures, exclusive of CDSC, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Annualized.

[5]

As a result of an expense limitation arrangement, effective March 31, 2017, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class C shares did not exceed 1.70%. This expense limitation arrangement cannot be terminated prior to December 31, 2019 without the Board of Trustees’ consent. Prior to March 31, 2017, as a result of an expense limitation arrangement, the ratio of total annual fund operating expenses to average net assets of Class C shares did not exceed 1.75%.

[6]	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

Western Asset Corporate Bond Fund 2018 Semi-Annual Report	33

Financial highlights (cont’d)

For a share of each class of beneficial interest outstanding throughout each year ended December 31, unless otherwise noted:
Class C1 Shares[1]	2018[2]	2017	2016	2015	2014	2013

Net asset value, beginning of period	$12.55	$12.13	$11.67	$12.27	$11.80	$12.25

Income (loss) from operations:
Net investment income	0.19	0.34	0.40	0.38	0.38	0.37
Net realized and unrealized gain (loss)	(0.69)	0.46	0.47	(0.53)	0.51	(0.41)
Total income (loss) from operations	(0.50)	0.80	0.87	(0.15)	0.89	(0.04)

Less distributions from:
Net investment income	(0.20)	(0.38)	(0.41)	(0.45)	(0.42)	(0.41)
Total distributions	(0.20)	(0.38)	(0.41)	(0.45)	(0.42)	(0.41)

Net asset value, end of period	$11.85	$12.55	$12.13	$11.67	$12.27	$11.80
Total return[3]	(4.02)%	6.64%	7.52%	(1.29)%	7.62%	(0.27)%

Net assets, end of period (millions)	$8	$10	$11	$14	$20	$25

Ratios to average net assets:
Gross expenses	1.40%[4]	1.44%	1.49%	1.48%	1.54%	1.50%
Net expenses	1.40 [4,5,6]	1.43 [5,6]	1.49	1.48	1.54	1.50
Net investment income	3.10 [4]	2.76	3.28	3.17	3.08	3.08

Portfolio turnover rate	50%	75%	114%	95%	109%	120%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended June 30, 2018 (unaudited).

[3]

Performance figures, exclusive of CDSC, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Annualized.

[5]

As a result of an expense limitation arrangement, effective March 31, 2017, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class C1 shares did not exceed 1.40%. This expense limitation arrangement cannot be terminated prior to December 31, 2019 without the Board of Trustees’ consent.

[6]	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

34	Western Asset Corporate Bond Fund 2018 Semi-Annual Report

For a share of each class of beneficial interest outstanding throughout each year ended December 31, unless otherwise noted:
Class I Shares[1]	2018[2]	2017	2016	2015	2014	2013

Net asset value, beginning of period	$12.63	$12.20	$11.74	$12.35	$11.88	$12.33

Income (loss) from operations:
Net investment income	0.24	0.44	0.49	0.48	0.48	0.46
Net realized and unrealized gain (loss)	(0.70)	0.47	0.48	(0.54)	0.52	(0.40)
Total income (loss) from operations	(0.46)	0.91	0.97	(0.06)	1.00	0.06

Less distributions from:
Net investment income	(0.25)	(0.48)	(0.51)	(0.55)	(0.53)	(0.51)
Total distributions	(0.25)	(0.48)	(0.51)	(0.55)	(0.53)	(0.51)

Net asset value, end of period	$11.92	$12.63	$12.20	$11.74	$12.35	$11.88
Total return[3]	(3.69)%	7.54%	8.35%	(0.58)%	8.49%	0.51%

Net assets, end of period (millions)	$189	$125	$41	$23	$24	$16

Ratios to average net assets:
Gross expenses	0.60%[4]	0.68%	0.69%	0.69%	0.70%	0.72%
Net expenses	0.60 [4,5]	0.65 [5,6]	0.69	0.69	0.70	0.72
Net investment income	3.92 [4]	3.50	4.03	3.96	3.92	3.87

Portfolio turnover rate	50%	75%	114%	95%	109%	120%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended June 30, 2018 (unaudited).

[3]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Annualized.

[5]

As a result of an expense limitation arrangement, effective March 31, 2017, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class I shares did not exceed 0.65%. This expense limitation arrangement cannot be terminated prior to December 31, 2019 without the Board of Trustees’ consent.

[6]	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

Western Asset Corporate Bond Fund 2018 Semi-Annual Report	35

Financial highlights (cont’d)

For a share of each class of beneficial interest outstanding throughout each year ended December 31, unless otherwise noted:
Class P Shares[1]	2018[2]	2017	2016	2015	2014	2013

Net asset value, beginning of period	$12.61	$12.19	$11.73	$12.33	$11.86	$12.31

Income (loss) from operations:
Net investment income	0.20	0.38	0.43	0.43	0.42	0.41
Net realized and unrealized gain (loss)	(0.68)	0.45	0.48	(0.54)	0.52	(0.41)
Total income (loss) from operations	(0.48)	0.83	0.91	(0.11)	0.94	0.00 [3]

Less distributions from:
Net investment income	(0.22)	(0.41)	(0.45)	(0.49)	(0.47)	(0.45)
Total distributions	(0.22)	(0.41)	(0.45)	(0.49)	(0.47)	(0.45)

Net asset value, end of period	$11.91	$12.61	$12.19	$11.73	$12.33	$11.86
Total return[4]	(3.86)%	6.91%	7.83%	(0.97)%	8.00%	0.05%

Net assets, end of period (millions)	$48	$55	$62	$68	$82	$88

Ratios to average net assets:
Gross expenses	1.11%[5]	1.17%	1.18%	1.17%	1.16%	1.19%
Net expenses	1.11 [5,6,7]	1.16 [6,7]	1.18	1.17	1.16	1.19
Net investment income	3.37 [5]	3.02	3.59	3.49	3.46	3.40

Portfolio turnover rate	50%	75%	114%	95%	109%	120%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended June 30, 2018 (unaudited).

[3]	Amount represents less than $0.005 per share.

[4]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Annualized.

[6]

As a result of an expense limitation arrangement, effective March 31, 2017, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class P shares did not exceed 1.20%. This expense limitation arrangement cannot be terminated prior to December 31, 2019 without the Board of Trustees’ consent.

[7]	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

36	Western Asset Corporate Bond Fund 2018 Semi-Annual Report

Notes to financial statements (unaudited)

1. Organization and significant accounting policies

Western Asset Corporate Bond Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Income Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”). Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. Subsequent events have been evaluated through the date the financial statements were issued.

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of

Western Asset Corporate Bond Fund 2018 Semi-Annual Report	37

Notes to financial statements (unaudited) (cont’d)

Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/ yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

38	Western Asset Corporate Bond Fund 2018 Semi-Annual Report

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Long-term investments†:
Corporate bonds & notes:
Health care	—	$61,063,124	$1,589,445	$62,652,569
Other corporate bonds & notes	—	381,231,367	—	381,231,367
Sovereign bonds	—	27,357,670	—	27,357,670
Collateralized mortgage obligations	—	5,652,709	—	5,652,709
Municipal bonds	—	4,893,250	—	4,893,250
Preferred stocks:
Financials	$780,276	353,079	—	1,133,355
U.S. government & agency obligations	—	721,467	—	721,467
Asset-backed securities	—	502,628	—	502,628
Convertible bonds & notes	—	436,548	—	436,548
Common stocks	343,565	—	—	343,565
Convertible preferred stocks:	—	234,902	—	234,902
Purchased options	223,108	—	—	223,108
Total long-term investments	1,346,949	482,446,744	1,589,445	485,383,138
Short-term investments†	—	1,400,000	—	1,400,000
Total investments	$1,346,949	$483,846,744	$1,589,445	$486,783,138
Other financial instruments:
Futures contracts	214,175	—	—	214,175
Forward foreign currency contracts	—	170,303	—	170,303
Centrally cleared interest rate swaps	—	26,359	—	26,359
Total other financial instruments	$214,175	$196,662	—	$410,837
Total	$1,561,124	$484,043,406	$1,589,445	$487,193,975

LIABILITIES
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other financial instruments:
Written options	$67,710	—	—	$67,710
Futures contracts	329,304	—	—	329,304
Forward foreign currency contracts	—	$104,994	—	104,994
OTC credit default swaps on corporate issues — buy protection‡	—	9,446	—	9,446
Total	$397,014	$114,440	—	$511,454

†	See Schedule of Investments for additional detailed categorizations.

‡	Value includes any premium paid or received with respect to swap contracts.

Western Asset Corporate Bond Fund 2018 Semi-Annual Report	39

Notes to financial statements (unaudited) (cont’d)

(b) Purchased options. When the Fund purchases an option, an amount equal to the premium paid by the Fund is recorded as an investment on the Statement of Assets and Liabilities, the value of which is marked-to-market to reflect the current market value of the option purchased. If the purchased option expires, the Fund realizes a loss equal to the amount of premium paid. When an instrument is purchased or sold through the exercise of an option, the related premium paid is added to the basis of the instrument acquired or deducted from the proceeds of the instrument sold. The risk associated with purchasing put and call options is limited to the premium paid.

(c) Written options. When the Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability, the value of which is marked-to-market daily to reflect the current market value of the option written. If the option expires, the premium received is recorded as a realized gain. When a written call option is exercised, the difference between the premium received plus the option exercise price and the Fund’s basis in the underlying security (in the case of a covered written call option), or the cost to purchase the underlying security (in the case of an uncovered written call option), including brokerage commission, is recognized as a realized gain or loss. When a written put option is exercised, the amount of the premium received is subtracted from the cost of the security purchased by the Fund from the exercise of the written put option to form the Fund’s basis in the underlying security purchased. The writer or buyer of an option traded on an exchange can liquidate the position before the exercise of the option by entering into a closing transaction. The cost of a closing transaction is deducted from the original premium received resulting in a realized gain or loss to the Fund.

The risk in writing a covered call option is that the Fund may forego the opportunity of profit if the market price of the underlying security increases and the option is exercised. The risk in writing a put option is that the Fund may incur a loss if the market price of the underlying security decreases and the option is exercised. The risk in writing an uncovered call option is that the Fund is exposed to the risk of loss if the market price of the underlying security increases. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

(d) Futures contracts. The Fund uses futures contracts generally to gain exposure to, or hedge against, changes in interest rates or gain exposure to, or hedge against, changes in certain asset classes. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.

Upon entering into a futures contract, the Fund is required to deposit cash or cash equivalents with a broker in an amount equal to a certain percentage of the contract amount. This is known as the ‘‘initial margin’’ and subsequent payments (‘‘variation margin’’) are made or received by the Fund each day, depending on the daily fluctuation in the value of the contract. For certain futures, including foreign denominated futures, variation margin is not settled daily, but is recorded as a net variation margin payable or receivable. The daily changes in contract value are recorded as unrealized gains or losses in the Statement of Operations and the Fund recognizes a realized gain or loss when the contract is closed.

40	Western Asset Corporate Bond Fund 2018 Semi-Annual Report

Futures contracts involve, to varying degrees, risk of loss in excess of the amounts reflected in the financial statements. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

(e) Forward foreign currency contracts. The Fund enters into a forward foreign currency contract to hedge against, or manage exposure to, foreign issues or markets. The Fund may also enter into a forward foreign currency contract to hedge against foreign currency exchange rate risk on its non-U.S. dollar denominated securities or to facilitate settlement of a foreign currency denominated portfolio transaction. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price with delivery and settlement at a future date. The contract is marked-to-market daily and the change in value is recorded by the Fund as an unrealized gain or loss. When a forward foreign currency contract is closed, through either delivery or offset by entering into another forward foreign currency contract, the Fund recognizes a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it is closed.

Forward foreign currency contracts involve elements of market risk in excess of the amounts reflected on the Statement of Assets and Liabilities. The Fund bears the risk of an unfavorable change in the foreign exchange rate underlying the forward foreign currency contract. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

(f) Swap agreements. The Fund invests in swaps for the purpose of managing its exposure to interest rate, credit or market risk, or for other purposes. The use of swaps involves risks that are different from those associated with other portfolio transactions. Swap agreements are privately negotiated in the over-the-counter market and may be entered into as a bilateral contract (“OTC Swaps”) or centrally cleared (“Centrally Cleared Swaps”). Unlike Centrally Cleared Swaps, the Fund has credit exposure to the counterparties of OTC Swaps.

In a Centrally Cleared Swap, immediately following execution of the swap, the swap agreement is submitted to a clearinghouse or central counterparty (the “CCP”) and the CCP becomes the ultimate counterparty of the swap agreement. The Fund is required to interface with the CCP through a broker, acting in an agency capacity. All payments are settled with the CCP through the broker. Upon entering into a Centrally Cleared Swap, the Fund is required to deposit initial margin with the broker in the form of cash or securities.

Swap contracts are marked-to-market daily and changes in value are recorded as unrealized appreciation (depreciation). The daily change in valuation of Centrally Cleared Swaps, if any, is recorded as a receivable or payable for variation margin on the Statement of Assets and Liabilities. Gains or losses are realized upon termination of the swap agreement. Collateral, in the form of restricted cash or securities, may be required to be held in segregated accounts with the Fund’s custodian in compliance with the terms of the swap contracts. Securities posted as collateral for swap contracts are identified in the Schedule of Investments and restricted cash, if any, is identified on the Statement of Assets and

Western Asset Corporate Bond Fund 2018 Semi-Annual Report	41

Notes to financial statements (unaudited) (cont’d)

Liabilities. Risks may exceed amounts recorded in the Statement of Assets and Liabilities. These risks include changes in the returns of the underlying instruments, failure of the counter-parties to perform under the contracts’ terms, and the possible lack of liquidity with respect to the swap agreements.

OTC swap payments received or made at the beginning of the measurement period are reflected as a premium or deposit, respectively, on the Statement of Assets and Liabilities. These upfront payments are amortized over the life of the swap and are recognized as realized gain or loss in the Statement of Operations. Net periodic payments received or paid by the Fund are recognized as a realized gain or loss in the Statement of Operations.

The Fund’s maximum exposure in the event of a defined credit event on a credit default swap to sell protection is the notional amount. As of June 30, 2018, the Fund did not hold any credit default swaps to sell protection.

For average notional amounts of swaps held during the six months ended June 30, 2018, see Note 4.

Credit default swaps

The Fund enters into credit default swap (“CDS”) contracts for investment purposes, to manage its credit risk or to add leverage. CDS agreements involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default by a third party, typically corporate or sovereign issuers, on a specified obligation, or in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising a credit index. The Fund may use a CDS to provide protection against defaults of the issuers (i.e., to reduce risk where the Fund has exposure to an issuer) or to take an active long or short position with respect to the likelihood of a particular issuer’s default. As a seller of protection, the Fund generally receives an upfront payment or a stream of payments throughout the term of the swap provided that there is no credit event. If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the maximum potential amount of future payments (undiscounted) that the Fund could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement. These amounts of potential payments will be partially offset by any recovery of values from the respective referenced obligations. As a seller of protection, the Fund effectively adds leverage to its portfolio because, in addition to its total net assets, the Fund is subject to investment exposure on the notional amount of the swap. As a buyer of protection, the Fund generally receives an amount up to the notional value of the swap if a credit event occurs.

Implied spreads are the theoretical prices a lender receives for credit default protection. When spreads rise, market perceived credit risk rises and when spreads fall, market perceived credit risk falls. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to enter into the agreement. Wider credit spreads and decreasing market values, when compared to

42	Western Asset Corporate Bond Fund 2018 Semi-Annual Report

the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. Credit spreads utilized in determining the period end market value of credit default swap agreements on corporate or sovereign issues are disclosed in the Schedule of Investments and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for credit derivatives. For credit default swap agreements on asset-backed securities and credit indices, the quoted market prices and resulting values, particularly in relation to the notional amount of the contract as well as the annual payment rate, serve as an indication of the current status of the payment/performance risk.

The Fund’s maximum risk of loss from counterparty risk, as the protection buyer, is the fair value of the contract (this risk is mitigated by the posting of collateral by the counter-party to the Fund to cover the Fund’s exposure to the counterparty). As the protection seller, the Fund’s maximum risk is the notional amount of the contract. Credit default swaps are considered to have credit risk-related contingent features since they require payment by the protection seller to the protection buyer upon the occurrence of a defined credit event.

Entering into a CDS agreement involves, to varying degrees, elements of credit, market and documentation risk in excess of the related amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreement may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreement, and that there will be unfavorable changes in net interest rates.

Interest rate swaps

The Fund enters into interest rate swap contracts to manage its exposure to interest rate risk. Interest rate swaps are agreements between two parties to exchange cash flows based on a notional principal amount. The Fund may elect to pay a fixed rate and receive a floating rate, or receive a fixed rate and pay a floating rate, on a notional principal amount. Interest rate swaps are marked-to-market daily based upon quotations from market makers and the change, if any, is recorded as an unrealized gain or loss in the Statement of Operations. When a swap contract is terminated early, the Fund records a realized gain or loss equal to the difference between the original cost and the settlement amount of the closing transaction.

The risks of interest rate swaps include changes in market conditions that will affect the value of the contract or changes in the present value of the future cash flow streams and the possible inability of the counterparty to fulfill its obligations under the agreement. The Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that amount is positive. This risk is mitigated by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty.

(g) Securities traded on a when-issued and delayed delivery basis. The Fund may trade securities on a when-issued or delayed delivery basis. In when-issued and

Western Asset Corporate Bond Fund 2018 Semi-Annual Report	43

Notes to financial statements (unaudited) (cont’d)

delayed delivery transactions, the securities are purchased or sold by the Fund with payment and delivery taking place in the future in order to secure what is considered to be an advantageous price and yield to the Fund at the time of entering into the transaction.

Purchasing such securities involves risk of loss if the value of the securities declines prior to settlement. These securities are subject to market fluctuations and their current value is determined in the same manner as for other securities.

(h) Loan participations. The Fund may invest in loans arranged through private negotiation between one or more financial institutions. The Fund’s investment in any such loan may be in the form of a participation in or an assignment of the loan. In connection with purchasing participations, the Fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement related to the loan, or any rights of off-set against the borrower and the Fund may not benefit directly from any collateral supporting the loan in which it has purchased the participation.

The Fund assumes the credit risk of the borrower, the lender that is selling the participation and any other persons interpositioned between the Fund and the borrower. In the event of the insolvency of the lender selling the participation, the Fund may be treated as a general creditor of the lender and may not benefit from any off-set between the lender and the borrower.

(i) Foreign currency translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

The Fund does not isolate that portion of the results of operations resulting from fluctuations in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, including gains and losses on forward foreign currency contracts, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, other than investments in securities, on the date of valuation, resulting from changes in exchange rates.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

(j) Credit and market risk. The Fund invests in high-yield and emerging market instruments that are subject to certain credit and market risks. The yields of high-yield and

44	Western Asset Corporate Bond Fund 2018 Semi-Annual Report

emerging market debt obligations reflect, among other things, perceived credit and market risks. The Fund’s investments in securities rated below investment grade typically involve risks not associated with higher rated securities including, among others, greater risk related to timely and ultimate payment of interest and principal, greater market price volatility and less liquid secondary market trading. The consequences of political, social, economic or diplomatic changes may have disruptive effects on the market prices of investments held by the Fund. The Fund’s investments in non-U.S. dollar denominated securities may also result in foreign currency losses caused by devaluations and exchange rate fluctuations.

Investments in securities that are collateralized by real estate mortgages are subject to certain credit and liquidity risks. When market conditions result in an increase in default rates of the underlying mortgages and the foreclosure values of underlying real estate properties are materially below the outstanding amount of these underlying mortgages, collection of the full amount of accrued interest and principal on these investments may be doubtful. Such market conditions may significantly impair the value and liquidity of these investments and may result in a lack of correlation between their credit ratings and values.

(k) Foreign investment risks. The Fund’s investments in foreign securities may involve risks not present in domestic investments. Since securities may be denominated in foreign currencies, may require settlement in foreign currencies or pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Fund. Foreign investments may also subject the Fund to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which affect the market and/or credit risk of the investments.

(l) Counterparty risk and credit-risk-related contingent features of derivative instruments. The Fund may invest in certain securities or engage in other transactions, where the Fund is exposed to counterparty credit risk in addition to broader market risks. The Fund may invest in securities of issuers, which may also be considered counterparties as trading partners in other transactions. This may increase the risk of loss in the event of default or bankruptcy by the counterparty or if the counterparty otherwise fails to meet its contractual obligations. The Fund’s subadviser attempts to mitigate counterparty risk by (i) periodically assessing the creditworthiness of its trading partners, (ii) monitoring and/or limiting the amount of its net exposure to each individual counterparty based on its assessment and (iii) requiring collateral from the counterparty for certain transactions. Market events and changes in overall economic conditions may impact the assessment of such counterparty risk by the subadviser. In addition, declines in the values of underlying collateral received may expose the Fund to increased risk of loss.

With exchange traded and centrally cleared derivatives, there is less counterparty risk to the Fund since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller

Western Asset Corporate Bond Fund 2018 Semi-Annual Report	45

Notes to financial statements (unaudited) (cont’d)

of the contract; therefore, the credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, the Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default of the clearing broker or clearinghouse.

The Fund has entered into master agreements, such as an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement, with certain of its derivative counterparties that govern over-the-counter derivatives and provide for general obligations, representations, agreements, collateral posting terms, netting provisions in the event of default or termination and credit related contingent features. The credit related contingent features include, but are not limited to, a percentage decrease in the Fund’s net assets or NAV over a specified period of time. If these credit related contingent features were triggered, the derivatives counterparty could terminate the positions and demand payment or require additional collateral.

Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. However, absent an event of default by the counterparty or a termination of the agreement, the terms of the ISDA Master Agreements do not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the Fund and the applicable counterparty. The enforceability of the right to offset may vary by jurisdiction.

Collateral requirements differ by type of derivative. Collateral or margin requirements are set by the broker or exchange clearinghouse for exchange traded derivatives while collateral terms are contract specific for over-the-counter traded derivatives. Cash collateral that has been pledged to cover obligations of the Fund under derivative contracts, if any, will be reported separately in the Statement of Assets and Liabilities. Securities pledged as collateral, if any, for the same purpose are noted in the Schedule of Investments.

As of June 30, 2018, the Fund held forward foreign currency contracts and OTC credit default swaps with credit related contingent features which had a liability position of $114,440. If a contingent feature in the master agreements would have been triggered, the Fund would have been required to pay this amount to its derivatives counterparties.

(m) Security transactions and investment income. Security transactions are accounted for on a trade date basis. Interest income (including interest income from payment-in-kind securities), adjusted for amortization of premium and accretion of discount, is recorded on the accrual basis. Paydown gains and losses on mortgage- and asset-backed securities are recorded as adjustments to interest income. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. Foreign dividend income is recorded on the ex-dividend date or as soon as practicable after the Fund determines the existence of a dividend declaration after exercising reasonable due diligence. The cost of investments sold is determined by use of the specific identification

46	Western Asset Corporate Bond Fund 2018 Semi-Annual Report

method. To the extent any issuer defaults or a credit event occurs that impacts the issuer, the Fund may halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default or credit event.

(n) Distributions to shareholders. Distributions from net investment income of the Fund are declared each business day to shareholders of record and paid monthly. Distributions of net realized gains, if any, are declared at least annually. Distributions to shareholders of the Fund are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.

(o) Share class accounting. Investment income, common expenses and realized/ unrealized gains (losses) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Fees relating to a specific class are charged directly to that share class.

(p) Compensating balance arrangements. The Fund has an arrangement with its custodian bank whereby a portion of the custodian’s fees is paid indirectly by credits earned on the Fund’s cash on deposit with the bank.

(q) Federal and other taxes. It is the Fund’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986 (the “Code”), as amended, applicable to regulated investment companies. Accordingly, the Fund intends to distribute its taxable income and net realized gains, if any, to shareholders in accordance with timing requirements imposed by the Code. Therefore, no federal or state income tax provision is required in the Fund’s financial statements.

Management has analyzed the Fund’s tax positions taken on income tax returns for all open tax years and has concluded that as of December 31, 2017, no provision for income tax is required in the Fund’s financial statements. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

Under the applicable foreign tax laws, a withholding tax may be imposed on interest, dividends and capital gains at various rates.

(r) Reclassification. GAAP requires that certain components of net assets be reclassified to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share.

2. Investment management agreement and other transactions with affiliates

Legg Mason Partners Fund Advisor, LLC (“LMPFA”) is the Fund’s investment manager and Western Asset Management Company, LLC (formerly Western Asset Management Company) (“Western Asset”) is the Fund’s subadviser. LMPFA and Western Asset are wholly-owned subsidiaries of Legg Mason, Inc. (“Legg Mason”).

Western Asset Corporate Bond Fund 2018 Semi-Annual Report	47

Notes to financial statements (unaudited) (cont’d)

Under the investment management agreement, the Fund pays an investment management fee, calculated daily and paid monthly, at an annual rate of 0.45% of the Fund’s average daily net assets.

LMPFA provides administrative and certain oversight services to the Fund. LMPFA delegates to the subadviser the day-to-day portfolio management of the Fund. For its services, LMPFA pays Western Asset monthly 70% of the net management fee it receives from the Fund.

As a result of expense limitation arrangements between the Fund and LMPFA, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class A, Class C, Class C1, Class I and Class P shares did not exceed 0.95%, 1.70%, 1.40%, 0.65% and 1.20%, respectively. These expense limitation arrangements cannot be terminated prior to December 31, 2019 without the Board of Trustees’ consent.

During the six months ended June 30, 2018, fees waived and/or expenses reimbursed amounted to $10,669.

LMPFA is permitted to recapture amounts waived and/or reimbursed to a class during the same fiscal year if the class’ total annual operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expenses incurred. In no case will LMPFA recapture any amount that would result, on any particular business day of the Fund, in the class’ total annual operating expenses exceeding the expense cap or any other lower limit then in effect.

Legg Mason Investor Services, LLC (‘‘LMIS’’), a wholly-owned broker-dealer subsidiary of Legg Mason, serves as the Fund’s sole and exclusive distributor.

There is a maximum initial sales charge of 4.25% for Class A shares. Class C and Class C1 shares have a 1.00% CDSC, which applies if redemption occurs within 12 months from purchase payment. In certain cases, Class A shares have a 1.00% CDSC, which applies if redemption occurs within 18 months from purchase payment. This CDSC only applies to those purchases of Class A shares, which, when combined with current holdings of other shares of funds sold by LMIS, equal or exceed $1,000,000 in the aggregate. These purchases do not incur an initial sales charge.

For the six months ended June 30, 2018, LMIS and its affiliates retained sales charges of $23,953 on sales of the Fund’s Class A Shares. In addition, for the six months ended June 30, 2018, CDSCs paid to LMIS and its affiliates were:

	Class A	Class C	Class C1
CDSCs	$188	$2,477	—

All officers and one Trustee of the Trust are employees of Legg Mason or its affiliates and do not receive compensation from the Trust.

48	Western Asset Corporate Bond Fund 2018 Semi-Annual Report

3. Investments

During the six months ended June 30, 2018, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) and U.S. Government & Agency Obligations were as follows:

	Investments	U.S. Government & Agency Obligations
Purchases	$228,551,329	$64,666,548
Sales	151,626,167	83,487,990

At June 30, 2018, the aggregate cost of investments and the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

	Cost/ Premiums (Received)	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
Securities	$495,127,208	$6,257,714	$(14,601,784)	$(8,344,070)
Swap contracts	(5,629)	26,359	(3,817)	22,542
Written options	(45,421)	—	(22,289)	(22,289)
Futures contracts	—	214,175	(329,304)	(115,129)
Forward foreign currency contracts	—	170,303	(104,994)	65,309

4. Derivative instruments and hedging activities

Below is a table, grouped by derivative type, that provides information about the fair value and the location of derivatives within the Statement of Assets and Liabilities at June 30, 2018.

ASSET DERIVATIVES[1]
		Interest Rate Risk	Foreign Exchange Risk	Equity Risk	Total
Purchased options[2]		—	—	$223,108	$223,108
Futures contracts[3]		$214,175	—	—	214,175
Centrally cleared swap contracts[4]		26,359	—	—	26,359
Forward foreign currency contracts		—	$170,303	—	170,303
Total		$240,534	$170,303	$223,108	$633,945
LIABILITY DERIVATIVES[1]
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Equity Risk	Total
Futures contracts[3]	$329,304	—	—	—	$329,304
Written options	—	—	—	$67,710	67,710
OTC swap contracts[5]	—	—	$9,446	—	9,446
Forward foreign currency contracts	—	$104,994	—	—	104,994
Total	$329,304	$104,994	$9,446	$67,710	$511,454

[1]

Generally, the balance sheet location for asset derivatives is receivables/net unrealized appreciation (depreciation) and for liability derivatives is payables/net unrealized appreciation (depreciation).

Western Asset Corporate Bond Fund 2018 Semi-Annual Report	49

Notes to financial statements (unaudited) (cont’d)

[2]	Market value of purchased options is reported in investments in unaffiliated securities at value in the Statement of Assets and Liabilities.

[3]

Includes cumulative appreciation (depreciation) of futures contracts as reported in the Schedule of Investments. Only variation margin is reported within the receivables and/or payables on the Statement of Assets and Liabilities.

[4]

Includes cumulative appreciation (depreciation) of centrally cleared swap contracts as reported in the Schedule of Investments. Only variation margin is reported within the receivables and/or payables on the Statement of Assets and Liabilities.

[5]	Values include premiums paid (received) on swap contracts which are shown separately in the Statement of Assets and Liabilities.

The following tables provide information about the effect of derivatives and hedging activities on the Fund’s Statement of Operations for the six months ended June 30, 2018. The first table provides additional detail about the amounts and sources of gains (losses) realized on derivatives during the period. The second table provides additional information about the change in unrealized appreciation (depreciation) resulting from the Fund’s derivatives and hedging activities during the period.

AMOUNT OF REALIZED GAIN (LOSS) ON DERIVATIVES RECOGNIZED
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Total
Futures contracts	$(725,568)	—	—	$(725,568)
Swap contracts	324,589	—	$102,527	427,116
Forward foreign currency contracts	—	$21,018	—	21,018
Total	$(400,979)	$21,018	$102,527	$(277,434)

CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON DERIVATIVES RECOGNIZED
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Equity Risk	Total
Purchased options[1]	—	—	—	$76,159	$76,159
Written options	—	—	—	(22,289)	(22,289)
Futures contracts	$15,572	—	—	—	15,572
Swap contracts	81,299	—	$140,115	—	221,414
Forward foreign currency contracts	—	$65,445	—	—	65,445
Total	$96,871	$65,445	$140,115	$53,870	$356,301

[1]

The change in unrealized appreciation (depreciation) for purchased options is reported in the change in unrealized appreciation (depreciation) from investments in unaffiliated securities in the Statement of Operations.

During the six months ended June 30, 2018, the volume of derivative activity for the Fund was as follows:

Average Market Value
Purchased options	$31,873
Written options	9,673
Futures contracts (to buy)	69,124,428
Futures contracts (to sell)	19,714,811
Forward foreign currency contracts (to buy)	2,077,724
Forward foreign currency contracts (to sell)	2,089,815

50	Western Asset Corporate Bond Fund 2018 Semi-Annual Report

Average Notional Balance
Interest rate swap contracts	$9,046,143
Credit default swap contracts (to buy protection)	12,896,491
Credit default swap contracts (to sell protection)†	421,682

†	At June 30, 2018, there were no open positions held in this derivative.

The following table presents the Fund’s OTC derivative assets and liabilities by counterparty net of amounts available for offset under an ISDA Master Agreement and net of the related collateral pledged (received) by the Fund as of June 30, 2018.

Counterparty	Gross Assets Subject to Master Agreements[1]	Gross Liabilities Subject to Master Agreements[1]	Net Assets (Liabilities) Subject to Master Agreements	Collateral Pledged (Received)[2]	Net Amount[3,4]
Barclays Bank PLC	$730	—	$730	—	$730
Citibank N.A.	169,573	—	169,573	—	169,573
Goldman Sachs Group Inc.	—	$(9,446)	(9,446)	—	(9,446)
JPMorgan Chase & Co.	—	(104,994)	(104,994)	—	(104,994)
Total	$170,303	$(114,440)	$55,863	—	$55,863

[1]	Absent an event of default or early termination, derivative assets and liabilities are presented gross and not offset in the Statement of Assets and Liabilities.

[2]	Gross amounts are not offset in the Statement of Assets and Liabilities.

[3]	Net amount may also include forward foreign currency exchange contracts that are not required to be collateralized.

[4]	Represents the net amount receivable (payable) from (to) the counterparty in the event of default.

5. Class specific expenses, waivers and/or expense reimbursements

The Fund has adopted a Rule 12b-1 shareholder services and distribution plan and under that plan the Fund pays service and/or distribution fees with respect to its Class A, Class C, Class C1 and Class P shares calculated at the annual rate of 0.25%, 1.00%, 0.70% and 0.50% of the average daily net assets of each class, respectively. Service and/or distribution fees are accrued daily and paid monthly.

For the six months ended June 30, 2018, class specific expenses were as follows:

	Service and/or Distribution Fees		Transfer Agent Fees
Class A	$317,097	†	$240,997
Class C	46,678		3,687
Class C1	30,914	†	8,152
Class I	—		66,708
Class P	127,675	†	24,509
Total	$522,364		$344,053

†

Amounts shown are exclusive of expense reimbursements. For the six months ended June 30, 2018, the service and/or distribution fees reimbursed amounted to $32, $3 and $203 for Class A, Class C1 and Class P shares, respectively.

Western Asset Corporate Bond Fund 2018 Semi-Annual Report	51

Notes to financial statements (unaudited) (cont’d)

For the six months ended June 30, 2018, waivers and/or expense reimbursements by class were as follows:

Waivers/Expense Reimbursements
Class A	$10,182
Class C	—
Class C1	284
Class I	—
Class P	203
Total	$10,669

6. Distributions to shareholders by class

	Six Months Ended June 30, 2018	Year Ended December 31, 2017
Net Investment Income:
Class A	$4,755,519	$9,272,449
Class C	144,850	185,500
Class C1	145,445	322,192
Class I	3,246,392	3,396,891
Class P	915,117	1,925,041
Total	$9,207,323	$15,102,073

7. Shares of beneficial interest

At June 30, 2018, the Trust had an unlimited number of shares of beneficial interest authorized with a par value of $0.00001 per share. The Fund has the ability to issue multiple classes of shares. Each class of shares represents an identical interest and has the same rights, except that each class bears certain direct expenses, including those specifically related to the distribution of its shares.

Transactions in shares of each class were as follows:

	Six Months Ended June 30, 2018		Year Ended December 31, 2017
	Shares	Amount	Shares	Amount
Class A
Shares sold	1,333,817	$16,364,341	3,710,748	$46,278,863
Shares issued on reinvestment	381,513	4,641,685	724,816	9,045,719
Shares repurchased	(2,659,509)	(32,481,027)	(4,496,563)	(55,972,282)
Net decrease	(944,179)	$(11,475,001)	(60,999)	$(647,700)

Class C
Shares sold	105,957	$1,299,884	477,602	$5,977,209
Shares issued on reinvestment	9,443	114,808	8,212	102,689
Shares repurchased	(103,226)	(1,259,969)	(291,878)	(3,623,361)
Net increase	12,174	$154,723	193,936	$2,456,537

52	Western Asset Corporate Bond Fund 2018 Semi-Annual Report

	Six Months Ended June 30, 2018		Year Ended December 31, 2017
	Shares	Amount	Shares	Amount
Class C1
Shares sold	23,000	$279,688	78,192	$973,498
Shares issued on reinvestment	11,333	137,084	24,456	303,247
Shares repurchased	(129,576)	(1,567,457)	(246,366)	(3,061,281)
Net decrease	(95,243)	$(1,150,685)	(143,718)	$(1,784,536)

Class I
Shares sold	8,733,113	$106,382,149	8,362,801	$103,811,702
Shares issued on reinvestment	194,218	2,354,727	177,289	2,218,123
Shares repurchased	(3,015,054)	(36,512,254)	(2,005,883)	(24,971,597)
Net increase	5,912,277	$72,224,622	6,534,207	$81,058,228

Class P
Shares sold	55,386	$672,514	138,896	$1,726,218
Shares issued on reinvestment	73,913	898,616	151,475	1,887,796
Shares repurchased	(438,256)	(5,337,103)	(982,691)	(12,206,192)
Net decrease	(308,957)	$(3,765,973)	(692,320)	$(8,592,178)

8. Transactions with affiliated companies

As defined by the 1940 Act, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control. The Fund may invest in Western Asset Government Cash Management Portfolio, LLC (“Cash Management Portfolio”), an affiliated private money market fund managed by Western Asset, the Fund’s subadviser. Cash Management Portfolio is available as a cash management vehicle for certain proprietary investment companies affiliated with Legg Mason. While Cash Management Portfolio is not a registered money market fund, it conducts all of its investment activities in accordance with the requirements of Rule 2a-7 under the 1940 Act. Based on the Fund’s relative ownership, the following companies were considered affiliated companies for all or some portion of the six months ended June 30, 2018. The following transactions were effected in shares of such companies for the six months ended June 30, 2018.

	Affiliate Value at December 31, 2017	Purchased		Sold		Realized Gain (Loss)	Interest Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at June 30, 2018
		Cost	Shares	Cost	Shares
Western Asset Government Cash Management Portfolio LLC	$13,354,910	$99,668,589	99,668,589	$111,623,499	111,623,499	—	$28,556	—	$1,400,000

Western Asset Corporate Bond Fund 2018 Semi-Annual Report	53

Notes to financial statements (unaudited) (cont’d)

9. Restricted securities

The following Fund investment is restricted as to resale.

Security	Face Amount	Acquisition Date	Cost	Value at 6/30/2018	Value Per Unit	Percent of Net Assets
BioScrip Inc., First Lien Notes, 8.224%, due 6/30/22	$1,521,000	06/17	$1,508,334	$1,589,445	$104.50	0.32%

10. Redemption facility

The Fund and certain other participating funds within the Legg Mason Partners Income Trust, Legg Mason Partners Institutional Trust, Legg Mason Partners Variable Income Trust, and Master Portfolio Trust (the “Participating Funds”), have available an unsecured revolving credit facility (the “Redemption Facility”) from the lenders and The Bank of New York Mellon (“BNY Mellon”), as administrative agent for the lenders. The Redemption Facility is to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of shares. Under the agreement, BNY Mellon provides a 364-day revolving credit facility, in the aggregate amount of $220 million. Unless renewed, the agreement will terminate on November 19, 2018. Any borrowings under the Redemption Facility will bear interest at current market rates as set forth in the credit agreement. The annual commitment fee to maintain the Redemption Facility is 0.10% and is incurred on the unused portion of the facility and is allocated to all Participating Funds pro rata based on net assets. For the six months ended June 30, 2018, the Fund incurred a commitment fee in the amount of $2,585. The Fund did not utilize the Redemption Facility during the six months ended June 30, 2018.

11. Recent accounting pronouncement

The Fund has made a change in accounting principle and adopted the provisions of Financial Accounting Standards Board (“FASB”) Accounting Standards Update 2017-08 (“ASU 2017-08”), Premium Amortization on Purchased Callable Debt Securities. ASU 2017-08 shortens the amortization period for certain callable debt securities held at a premium; specifically, requiring the premium to be amortized to the earliest call date. Prior to ASU 2017-08, premiums on callable debt securities were generally amortized to maturity date. ASU 2017-08 is intended to more closely align the amortization period with the expectations incorporated into the market pricing on the underlying security. ASU 2017-08 does not require an accounting change for securities held at a discount; the discount continues to be amortized to maturity date. Upon evaluation, the Fund has concluded that the change in accounting principle does not materially impact the financial statement amounts.

54	Western Asset Corporate Bond Fund 2018 Semi-Annual Report

Western Asset

Corporate Bond Fund

Trustees

Elliot J. Berv

Jane F. Dasher

Mark T. Finn

Stephen R. Gross

Richard E. Hanson, Jr.

Susan M. Heilbron

Chair

Susan B. Kerley

R. Richardson Pettit

Jane Trust

Investment manager

Legg Mason Partners Fund Advisor, LLC

Subadviser

Western Asset Management Company, LLC*

Distributor

Legg Mason Investor Services, LLC

Custodian

The Bank of New York Mellon (“BNY”)**

Transfer agent

BNY Mellon Investment Servicing (US) Inc.

4400 Computer Drive

Westborough, MA 01581

Independent registered public accounting firm

PricewaterhouseCoopers LLP

Baltimore, MD

*	Prior to May 2, 2018, known as Western Asset Management Company.
**	Effective April 9, 2018, BNY became custodian.

Western Asset Corporate Bond Fund

The Fund is a separate investment series of Legg Mason Partners Income Trust, a Maryland statutory trust.

Western Asset Corporate Bond Fund

Legg Mason Funds

620 Eighth Avenue, 49th Floor

New York, NY 10018

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website at www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C., and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. To obtain information on Form N-Q, shareholders can call the Fund at 1-877-721-1926.

Information on how the Fund voted proxies relating to portfolio securities during the prior 12-month period ended June 30th of each year and a description of the policies and procedures that the Fund uses to determine how to vote proxies related to portfolio transactions are available (1) without charge, upon request, by calling the Fund at 1-877-721-1926, (2) at www.leggmason.com/mutualfunds and (3) on the SEC’s website at www.sec.gov.

This report is submitted for the general information of the shareholders of Western Asset Corporate Bond Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a current prospectus.

Investors should consider the Fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund. Please read the prospectus carefully before investing.

www.leggmason.com

© 2018 Legg Mason Investors Services, LLC

Member FINRA, SIPC

Legg Mason Funds Privacy and Security Notice

Your Privacy and the Security of Your Personal Information is Very Important to the Legg Mason Funds

This Privacy and Security Notice (the “Privacy Notice”) addresses the Legg Mason Funds’ privacy and data protection practices with respect to nonpublic personal information the Funds receive. The Legg Mason Funds include any funds sold by the Funds’ distributor, Legg Mason Investor Services, LLC, as well as Legg Mason-sponsored closed-end funds. The provisions of this Privacy Notice apply to your information both while you are a shareholder and after you are no longer invested with the Funds.

The Type of Nonpublic Personal Information the Funds Collect About You

The Funds collect and maintain nonpublic personal information about you in connection with your shareholder account. Such information may include, but is not limited to:

•	Personal information included on applications or other forms;

•	Account balances, transactions, and mutual fund holdings and positions;

•	Bank account information, legal documents, and identity verification documentation;

•	Online account access user IDs, passwords, security challenge question responses; and

•	Information received from consumer reporting agencies regarding credit history and creditworthiness (such as the amount of an individual’s total debt, payment history, etc.).

How the Funds Use Nonpublic Personal Information About You

The Funds do not sell or share your nonpublic personal information with third parties or with affiliates for their marketing purposes, or with other financial institutions or affiliates for joint marketing purposes, unless you have authorized the Funds to do so. The Funds do not disclose any nonpublic personal information about you except as may be required to perform transactions or services you have authorized or as permitted or required by law. The Funds may disclose information about you to:

•	Employees, agents, and affiliates on a “need to know” basis to enable the Funds to conduct ordinary business or to comply with obligations to government regulators;

•

Service providers, including the Funds’ affiliates, who assist the Funds as part of the ordinary course of business (such as printing, mailing services, or processing or servicing your account with us) or otherwise perform services on the Funds’ behalf, including companies that may perform statistical analysis, market research and marketing services solely for the Funds;

NOT PART OF THE SEMI-ANNUAL REPORT

Legg Mason Funds Privacy and Security Notice (cont’d)

•

Permit access to transfer, whether in the United States or countries outside of the United States to such Funds’ employees, agents and affiliates and service providers as required to enable the Funds to conduct ordinary business, or to comply with obligations to government regulators;

•	The Funds’ representatives such as legal counsel, accountants and auditors to enable the Funds to conduct ordinary business, or to comply with obligations to government regulators;

•	Fiduciaries or representatives acting on your behalf, such as an IRA custodian or trustee of a grantor trust.

Except as otherwise permitted by applicable law, companies acting on the Funds’ behalf, including those outside the United States, are contractually obligated to keep nonpublic personal information the Funds provide to them confidential and to use the information the Funds share only to provide the services the Funds ask them to perform.

The Funds may disclose nonpublic personal information about you when necessary to enforce their rights or protect against fraud, or as permitted or required by applicable law, such as in connection with a law enforcement or regulatory request, subpoena, or similar legal process. In the event of a corporate action or in the event a Fund service provider changes, the Funds may be required to disclose your nonpublic personal information to third parties. While it is the Funds’ practice to obtain protections for disclosed information in these types of transactions, the Funds cannot guarantee their privacy policy will remain unchanged.

Keeping You Informed of the Funds’ Privacy and Security Practices

The Funds will notify you annually of their privacy policy as required by federal law. While the Funds reserve the right to modify this policy at any time they will notify you promptly if this privacy policy changes.

The Funds’ Security Practices

The Funds maintain appropriate physical, electronic and procedural safeguards designed to guard your nonpublic personal information. The Funds’ internal data security policies restrict access to your nonpublic personal information to authorized employees, who may use your nonpublic personal information for Fund business purposes only.

Although the Funds strive to protect your nonpublic personal information, they cannot ensure or warrant the security of any information you provide or transmit to them, and you do so at your own risk. In the event of a breach of the confidentiality or security of your

NOT PART OF THE SEMI-ANNUAL REPORT

Legg Mason Funds Privacy and Security Notice (cont’d)

nonpublic personal information, the Funds will attempt to notify you as necessary so you can take appropriate protective steps. If you have consented to the Funds using electronic communications or electronic delivery of statements, they may notify you under such circumstances using the most current email address you have on record with them.

In order for the Funds to provide effective service to you, keeping your account information accurate is very important. If you believe that your account information is incomplete, not accurate or not current, if you have questions about the Funds’ privacy practices, or our use of your nonpublic personal information, write the Funds using the contact information on your account statements, email the Funds by clicking on the Contact Us section of the Funds’ website at www.leggmason.com, or contact the Funds at 1-877-721-1926.

Revised April 2018

NOT PART OF THE SEMI-ANNUAL REPORT

www.leggmason.com

© 2018 Legg Mason Investor Services, LLC

FD02352 8/18 SR18-3406

ITEM 2.	CODE OF ETHICS.

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Included herein under Item 1.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a) (1) Not applicable.

Exhibit 99.CODE ETH

(a) (2) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Legg Mason Partners Income Trust

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	August 23, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	August 23, 2018

By:	/s/ Richard F. Sennett
Richard F. Sennett
Principal Financial Officer

Date:	August 23, 2018